UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Spartan® Mid Cap Index Fund

January 31, 2016

MCX-QTLY-0316
1.929302.104

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 0.9%
BorgWarner, Inc.	53,309	$1,565,152
Delphi Automotive PLC	67,928	4,411,244
Gentex Corp.	69,891	956,808
Lear Corp.	18,285	1,898,532
The Goodyear Tire & Rubber Co.	63,539	1,805,143
Visteon Corp.	9,504	635,628
		11,272,507
Automobiles - 0.2%
Harley-Davidson, Inc. (a)	45,159	1,806,360
Thor Industries, Inc.	10,749	563,570
		2,369,930
Distributors - 0.4%
Genuine Parts Co.	35,814	3,086,092
LKQ Corp. (b)	71,587	1,961,484
		5,047,576
Diversified Consumer Services - 0.3%
Graham Holdings Co.	801	388,237
H&R Block, Inc.	55,546	1,891,341
Service Corp. International	48,147	1,164,676
ServiceMaster Global Holdings, Inc. (b)	24,172	1,020,300
		4,464,554
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	45,750	1,461,713
Brinker International, Inc.	14,453	718,892
Chipotle Mexican Grill, Inc. (b)	7,311	3,311,664
Choice Hotels International, Inc.	8,264	361,302
Darden Restaurants, Inc.	29,592	1,866,072
Domino's Pizza, Inc.	13,066	1,488,609
Dunkin' Brands Group, Inc. (a)	22,673	892,409
Extended Stay America, Inc. unit	14,071	180,250
Hilton Worldwide Holdings, Inc.	122,851	2,187,976
Hyatt Hotels Corp. Class A (a)(b)	7,957	307,777
International Game Technology PLC	21,493	311,004
Marriott International, Inc. Class A (a)	46,246	2,833,955
MGM Mirage, Inc. (b)	104,429	2,096,934
Norwegian Cruise Line Holdings Ltd. (b)	31,067	1,409,510
Panera Bread Co. Class A (b)	5,934	1,151,196
Royal Caribbean Cruises Ltd.	40,475	3,317,331
Six Flags Entertainment Corp.	16,921	850,619
Starwood Hotels & Resorts Worldwide, Inc.	40,340	2,510,762
Wendy's Co.	48,545	496,615
Wyndham Worldwide Corp.	28,234	1,832,387
Wynn Resorts Ltd. (a)	19,315	1,300,672
		30,887,649
Household Durables - 1.8%
D.R. Horton, Inc.	77,052	2,119,701
Garmin Ltd. (a)	27,833	979,165
GoPro, Inc. Class A (a)(b)	20,534	235,114
Harman International Industries, Inc.	16,886	1,256,150
Jarden Corp. (b)	49,767	2,640,139
Leggett & Platt, Inc.	32,216	1,337,286
Lennar Corp.:
Class A	40,737	1,717,065
Class B	2,583	89,501
Mohawk Industries, Inc. (b)	14,568	2,424,261
Newell Rubbermaid, Inc. (a)	63,458	2,460,901
NVR, Inc. (b)	950	1,568,450
PulteGroup, Inc.	86,305	1,446,472
Tempur Sealy International, Inc. (b)	14,363	866,663
Toll Brothers, Inc. (b)	41,790	1,154,240
TopBuild Corp. (b)	8,894	238,181
Tupperware Brands Corp.	11,469	532,506
Whirlpool Corp.	18,603	2,500,057
		23,565,852
Internet & Catalog Retail - 0.7%
Expedia, Inc.	27,850	2,813,964
Groupon, Inc. Class A (a)(b)	107,281	291,804
Liberty Interactive Corp.:
(Venture Group) Series A (b)	33,546	1,319,364
QVC Group Series A (b)	116,006	3,023,116
TripAdvisor, Inc. (b)	26,317	1,756,923
		9,205,171
Leisure Products - 0.5%
Brunswick Corp.	21,772	867,614
Hasbro, Inc.	26,252	1,949,999
Mattel, Inc. (a)	79,357	2,189,460
Polaris Industries, Inc. (a)	15,529	1,146,661
Vista Outdoor, Inc. (b)	15,113	728,598
		6,882,332
Media - 2.3%
AMC Networks, Inc. Class A (a)(b)	14,104	1,026,630
Cable One, Inc.	834	358,612
Cablevision Systems Corp. - NY Group Class A	47,904	1,528,617
Charter Communications, Inc. Class A (a)(b)	17,676	3,028,959
Cinemark Holdings, Inc.	27,320	805,667
Clear Channel Outdoor Holding, Inc. Class A	9,185	46,384
Discovery Communications, Inc.:
Class A (a)(b)	37,137	1,024,610
Class C (non-vtg.) (b)	64,206	1,747,045
Gannett Co., Inc.	26,113	387,517
Interpublic Group of Companies, Inc.	97,261	2,182,537
John Wiley & Sons, Inc. Class A	10,588	442,578
Liberty Broadband Corp.:
Class A (b)	6,023	286,695
Class C (b)	15,661	736,067
Liberty Media Corp.:
Class A (b)	24,308	890,159
Class C (b)	47,584	1,693,515
Lions Gate Entertainment Corp.	21,851	571,404
Live Nation Entertainment, Inc. (b)	34,444	781,879
MSG Network, Inc. Class A (b)	14,624	255,774
News Corp.:
Class A	91,308	1,184,265
Class B	27,594	368,380
Omnicom Group, Inc.	57,488	4,216,745
Regal Entertainment Group Class A (a)	18,751	323,455
Scripps Networks Interactive, Inc. Class A	21,523	1,312,257
Sirius XM Holdings, Inc. (a)(b)	540,464	1,999,717
Starz Series A (a)(b)	20,342	578,323
Tegna, Inc.	53,914	1,294,475
The Madison Square Garden Co. (b)	4,840	745,747
Tribune Media Co. Class A	18,985	625,556
		30,443,569
Multiline Retail - 1.3%
Dillard's, Inc. Class A	4,800	337,968
Dollar General Corp.	71,433	5,361,761
Dollar Tree, Inc. (b)	54,184	4,406,243
JC Penney Corp., Inc. (a)(b)	72,040	523,010
Kohl's Corp. (a)	44,917	2,234,621
Macy's, Inc.	74,172	2,997,291
Nordstrom, Inc. (a)	33,134	1,626,879
Sears Holdings Corp. (a)(b)	2,859	48,460
		17,536,233
Specialty Retail - 4.2%
Aarons, Inc. Class A	15,498	354,594
Advance Auto Parts, Inc.	17,263	2,624,839
AutoNation, Inc. (b)	17,202	743,987
AutoZone, Inc. (b)	7,351	5,641,084
Bed Bath & Beyond, Inc. (b)	40,332	1,741,132
Best Buy Co., Inc. (a)	71,193	1,988,420
Cabela's, Inc. Class A (a)(b)	11,623	488,980
CarMax, Inc. (a)(b)	46,089	2,036,212
CST Brands, Inc.	18,213	705,572
Dick's Sporting Goods, Inc.	21,732	849,287
DSW, Inc. Class A	17,271	414,677
Foot Locker, Inc.	32,950	2,226,102
GameStop Corp. Class A (a)	25,455	667,176
Gap, Inc. (a)	56,471	1,395,963
GNC Holdings, Inc.	20,401	571,432
L Brands, Inc.	58,267	5,602,372
Michaels Companies, Inc. (b)	14,395	313,811
Murphy U.S.A., Inc. (b)	10,415	602,508
O'Reilly Automotive, Inc. (b)	23,760	6,198,984
Office Depot, Inc. (b)	129,973	669,361
Penske Automotive Group, Inc.	9,783	306,893
Ross Stores, Inc.	97,400	5,479,724
Sally Beauty Holdings, Inc. (b)	37,005	1,019,858
Signet Jewelers Ltd.	18,977	2,201,332
Staples, Inc.	151,892	1,354,877
Tiffany & Co., Inc.	26,597	1,697,952
Tractor Supply Co.	32,188	2,842,522
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	15,144	2,743,638
Urban Outfitters, Inc. (b)	19,966	456,822
Williams-Sonoma, Inc.	21,849	1,128,719
		55,068,830
Textiles, Apparel & Luxury Goods - 1.4%
Carter's, Inc.	12,308	1,196,584
Coach, Inc.	65,390	2,422,700
Fossil Group, Inc. (a)(b)	9,640	314,264
Hanesbrands, Inc.	94,662	2,893,817
Kate Spade & Co. (b)	29,381	523,276
lululemon athletica, Inc. (a)(b)	26,378	1,637,282
Michael Kors Holdings Ltd. (b)	43,390	1,731,261
PVH Corp.	19,593	1,437,734
Ralph Lauren Corp.	14,136	1,590,300
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	28,984	817,059
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	42,066	3,593,698
		18,157,975

TOTAL CONSUMER DISCRETIONARY		214,902,178

CONSUMER STAPLES - 6.6%
Beverages - 1.8%
Brown-Forman Corp.:
Class A	6,446	685,145
Class B (non-vtg.)	27,518	2,692,361
Coca-Cola Enterprises, Inc.	54,944	2,550,500
Constellation Brands, Inc. Class A (sub. vtg.)	38,512	5,872,310
Dr. Pepper Snapple Group, Inc.	45,090	4,231,246
Molson Coors Brewing Co. Class B	32,477	2,938,519
Monster Beverage Corp.	35,225	4,756,432
		23,726,513
Food & Staples Retailing - 0.8%
Rite Aid Corp. (b)	232,766	1,813,247
Sprouts Farmers Market LLC (a)(b)	36,025	821,370
Sysco Corp.	139,629	5,558,630
Whole Foods Market, Inc.	84,517	2,477,193
		10,670,440
Food Products - 3.2%
Blue Buffalo Pet Products, Inc. (a)(b)	9,166	156,005
Bunge Ltd.	34,008	2,108,836
Campbell Soup Co.	40,876	2,305,815
ConAgra Foods, Inc.	100,557	4,187,193
Flowers Foods, Inc.	41,005	842,243
Hormel Foods Corp.	31,330	2,519,245
Ingredion, Inc.	16,827	1,694,815
Kellogg Co.	58,717	4,312,176
Keurig Green Mountain, Inc.	30,467	2,719,180
McCormick & Co., Inc. (non-vtg.)	30,164	2,653,527
Mead Johnson Nutrition Co. Class A	47,653	3,454,366
Pilgrim's Pride Corp. (a)	14,819	328,685
Pinnacle Foods, Inc.	27,769	1,191,012
The Hain Celestial Group, Inc. (b)	24,202	880,469
The Hershey Co.	34,308	3,022,878
The J.M. Smucker Co.	28,165	3,614,133
Tyson Foods, Inc. Class A	69,404	3,703,397
WhiteWave Foods Co. (b)	41,372	1,561,793
		41,255,768
Household Products - 0.6%
Church & Dwight Co., Inc.	30,899	2,595,516
Clorox Co.	30,827	3,978,224
Energizer Holdings, Inc.	14,528	465,477
Spectrum Brands Holdings, Inc.	5,796	550,852
		7,590,069
Personal Products - 0.2%
Avon Products, Inc.	98,803	334,942
Coty, Inc. Class A (a)	19,157	471,454
Edgewell Personal Care Co. (b)	14,852	1,099,197
Herbalife Ltd. (a)(b)	17,261	797,631
Nu Skin Enterprises, Inc. Class A (a)	13,497	427,180
		3,130,404

TOTAL CONSUMER STAPLES		86,373,194

ENERGY - 4.4%
Energy Equipment & Services - 1.1%
Cameron International Corp. (b)	45,115	2,962,251
Diamond Offshore Drilling, Inc. (a)	15,358	285,505
Dril-Quip, Inc. (b)	8,911	522,541
Ensco PLC Class A	55,069	538,575
FMC Technologies, Inc. (b)	54,589	1,372,913
Frank's International NV	7,832	114,582
Helmerich & Payne, Inc.	22,914	1,164,031
Nabors Industries Ltd.	75,855	558,293
National Oilwell Varco, Inc.	91,894	2,990,231
Noble Corp. (a)	55,574	432,921
Oceaneering International, Inc.	23,598	798,792
Patterson-UTI Energy, Inc. (a)	33,530	482,161
Rowan Companies PLC	29,367	371,493
RPC, Inc. (a)	12,846	160,190
Seadrill Ltd. (b)	89,385	185,027
Superior Energy Services, Inc.	34,468	355,365
Weatherford International Ltd. (b)	183,790	1,238,745
		14,533,616
Oil, Gas & Consumable Fuels - 3.3%
Antero Resources Corp. (a)(b)	16,614	451,402
Cabot Oil & Gas Corp.	97,459	2,022,274
California Resources Corp. (a)	73,271	104,778
Cheniere Energy, Inc. (b)	55,547	1,669,187
Chesapeake Energy Corp. (a)	134,918	457,372
Cimarex Energy Co.	22,287	2,072,691
Cobalt International Energy, Inc. (b)	84,278	319,414
Columbia Pipeline Group, Inc.	94,189	1,747,206
Concho Resources, Inc. (b)	30,355	2,887,671
CONSOL Energy, Inc. (a)	52,619	417,795
Continental Resources, Inc. (a)(b)	19,611	413,988
CVR Energy, Inc. (a)	3,776	132,236
Denbury Resources, Inc. (a)	86,476	134,903
Diamondback Energy, Inc.	16,832	1,271,658
Energen Corp.	18,681	658,879
EP Energy Corp. (a)(b)	7,297	27,291
EQT Corp.	35,886	2,215,602
Golar LNG Ltd. (a)	21,471	399,790
Gulfport Energy Corp. (b)	25,550	755,003
Hess Corp.	59,691	2,536,868
HollyFrontier Corp.	43,184	1,510,144
Kosmos Energy Ltd. (b)	37,323	170,566
Laredo Petroleum, Inc. (a)(b)	28,370	220,151
Marathon Oil Corp.	159,034	1,547,401
Memorial Resource Development Corp. (b)	20,393	324,453
Murphy Oil Corp. (a)	42,802	839,347
Newfield Exploration Co. (b)	38,784	1,127,451
Noble Energy, Inc.	101,509	3,285,846
ONEOK, Inc.	49,651	1,236,806
PBF Energy, Inc. Class A	22,786	797,282
Pioneer Natural Resources Co.	38,024	4,713,075
QEP Resources, Inc.	40,578	520,210
Range Resources Corp. (a)	39,671	1,172,675
Rice Energy, Inc. (a)(b)	16,709	194,994
SM Energy Co. (a)	15,789	220,730
Southwestern Energy Co. (a)(b)	90,248	802,305
Targa Resources Corp.	13,141	295,278
Teekay Corp. (a)	10,692	73,240
Tesoro Corp.	29,678	2,589,406
Whiting Petroleum Corp. (b)	46,503	341,797
World Fuel Services Corp.	17,107	666,318
WPX Energy, Inc. (b)	55,264	299,531
		43,645,014

TOTAL ENERGY		58,178,630

FINANCIALS - 23.1%
Banks - 3.0%
Associated Banc-Corp.	36,433	639,399
Bank of Hawaii Corp.	10,027	600,918
BankUnited, Inc.	24,379	821,572
BOK Financial Corp. (a)	6,603	330,216
CIT Group, Inc.	41,257	1,210,893
Citizens Financial Group, Inc.	73,512	1,562,130
Comerica, Inc.	42,055	1,442,487
Commerce Bancshares, Inc. (a)	20,363	837,530
Cullen/Frost Bankers, Inc.	12,473	596,958
East West Bancorp, Inc.	34,240	1,110,061
Fifth Third Bancorp	190,805	3,014,719
First Horizon National Corp.	55,139	701,919
First Niagara Financial Group, Inc.	83,677	819,198
First Republic Bank	33,399	2,271,132
Huntington Bancshares, Inc.	190,636	1,635,657
KeyCorp	200,632	2,239,053
M&T Bank Corp. (a)	37,558	4,138,140
PacWest Bancorp	26,279	964,702
Peoples United Financial, Inc.	72,473	1,041,437
Popular, Inc.	24,380	612,913
Regions Financial Corp.	316,413	2,569,274
Signature Bank (b)	11,960	1,666,506
SunTrust Banks, Inc.	121,238	4,434,886
SVB Financial Group (b)	12,174	1,233,470
Synovus Financial Corp.	31,313	955,986
TCF Financial Corp.	38,414	461,352
Zions Bancorporation	48,440	1,098,619
		39,011,127
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (b)	12,895	1,730,380
Ameriprise Financial, Inc.	42,762	3,876,375
Artisan Partners Asset Management, Inc.	8,433	263,953
E*TRADE Financial Corp. (b)	68,310	1,609,384
Eaton Vance Corp. (non-vtg.)	28,057	804,114
Federated Investors, Inc. Class B (non-vtg.)	22,012	556,683
Interactive Brokers Group, Inc.	13,242	427,319
Invesco Ltd.	101,677	3,043,193
Lazard Ltd. Class A	29,453	1,060,013
Legg Mason, Inc.	23,306	713,630
LPL Financial (a)	19,474	592,399
Northern Trust Corp.	54,895	3,407,882
NorthStar Asset Management Group, Inc.	44,595	514,626
Raymond James Financial, Inc.	30,232	1,324,464
SEI Investments Co.	33,014	1,295,469
T. Rowe Price Group, Inc.	61,261	4,346,468
TD Ameritrade Holding Corp.	62,722	1,729,873
Waddell & Reed Financial, Inc. Class A	19,896	545,946
		27,842,171
Consumer Finance - 0.7%
Ally Financial, Inc. (b)	113,540	1,799,609
Credit Acceptance Corp. (a)(b)	2,019	361,320
LendingClub Corp. (a)(b)	16,550	122,139
Navient Corp.	85,114	813,690
OneMain Holdings, Inc. (b)	11,987	316,816
Santander Consumer U.S.A. Holdings, Inc. (b)	21,264	222,209
SLM Corp. (b)	100,736	644,710
Synchrony Financial (b)	196,334	5,579,812
		9,860,305
Diversified Financial Services - 2.0%
CBOE Holdings, Inc.	19,532	1,301,222
FactSet Research Systems, Inc.	9,745	1,468,572
IntercontinentalExchange, Inc.	27,505	7,255,799
Leucadia National Corp.	77,935	1,290,604
McGraw Hill Financial, Inc.	64,399	5,475,203
Moody's Corp.	41,781	3,724,358
Morningstar, Inc.	4,504	362,167
MSCI, Inc. Class A	24,224	1,667,580
The NASDAQ OMX Group, Inc.	27,333	1,694,646
Voya Financial, Inc.	50,739	1,551,599
		25,791,750
Insurance - 4.8%
Alleghany Corp. (b)	3,770	1,801,758
Allied World Assurance Co. Holdings AG	22,537	824,629
American Financial Group, Inc.	16,450	1,167,621
American National Insurance Co.	1,692	164,429
AmTrust Financial Services, Inc.	9,420	538,730
Aon PLC	66,259	5,819,528
Arch Capital Group Ltd. (b)	29,153	1,969,285
Arthur J. Gallagher & Co.	39,717	1,494,948
Aspen Insurance Holdings Ltd.	14,941	694,906
Assurant, Inc.	16,146	1,312,831
Assured Guaranty Ltd.	33,304	791,969
Axis Capital Holdings Ltd.	23,592	1,271,845
Brown & Brown, Inc.	27,285	825,371
Cincinnati Financial Corp.	38,573	2,222,962
CNA Financial Corp.	6,491	215,696
Endurance Specialty Holdings Ltd.	14,627	905,850
Erie Indemnity Co. Class A	5,574	535,717
Everest Re Group Ltd.	10,344	1,850,955
FNF Group	66,399	2,150,000
Genworth Financial, Inc. Class A (b)	113,904	316,653
Hanover Insurance Group, Inc.	10,422	849,289
Hartford Financial Services Group, Inc.	98,810	3,970,186
Lincoln National Corp.	59,439	2,345,463
Loews Corp.	73,494	2,720,013
Markel Corp. (b)	3,288	2,763,432
Mercury General Corp.	6,293	292,184
Old Republic International Corp.	61,221	1,106,876
PartnerRe Ltd.	11,149	1,565,320
Principal Financial Group, Inc.	69,692	2,648,296
ProAssurance Corp.	13,146	658,878
Progressive Corp.	138,032	4,313,500
Reinsurance Group of America, Inc.	15,714	1,323,590
RenaissanceRe Holdings Ltd.	10,781	1,214,480
StanCorp Financial Group, Inc.	9,721	1,114,610
Torchmark Corp.	29,773	1,617,865
Unum Group	58,763	1,682,972
Validus Holdings Ltd.	19,892	880,022
W.R. Berkley Corp.	23,157	1,161,324
White Mountains Insurance Group Ltd.	1,337	953,401
XL Group PLC Class A	72,300	2,621,598
		62,678,982
Real Estate Investment Trusts - 10.0%
Alexandria Real Estate Equities, Inc.	17,067	1,351,365
American Campus Communities, Inc.	26,333	1,111,253
American Capital Agency Corp.	83,527	1,425,806
American Homes 4 Rent Class A	39,160	587,008
Annaly Capital Management, Inc.	223,365	2,121,968
Apartment Investment & Management Co. Class A	37,001	1,448,589
Apple Hospitality (REIT), Inc. (a)	41,403	757,261
AvalonBay Communities, Inc.	31,093	5,332,139
Boston Properties, Inc.	36,094	4,194,484
Brandywine Realty Trust (SBI)	42,755	548,547
Brixmor Property Group, Inc.	40,605	1,080,905
Camden Property Trust (SBI)	20,532	1,566,592
Care Capital Properties, Inc.	19,453	582,423
CBL & Associates Properties, Inc.	39,619	425,904
Chimera Investment Corp.	43,424	538,023
Columbia Property Trust, Inc.	29,702	661,464
Communications Sales & Leasing, Inc.	28,253	542,740
Corporate Office Properties Trust (SBI)	22,345	498,294
Corrections Corp. of America	27,699	798,008
Crown Castle International Corp.	78,537	6,769,889
DDR Corp.	71,386	1,221,414
Digital Realty Trust, Inc.	34,505	2,763,160
Douglas Emmett, Inc.	34,269	1,013,677
Duke Realty LP	81,443	1,639,448
Empire State Realty Trust, Inc.	25,588	423,481
Equinix, Inc.	16,105	5,001,730
Equity Commonwealth (b)	30,564	821,866
Equity Lifestyle Properties, Inc.	19,708	1,299,151
Essex Property Trust, Inc.	15,380	3,277,632
Extra Space Storage, Inc.	28,966	2,626,927
Federal Realty Investment Trust (SBI)	16,121	2,431,530
Forest City Realty Trust, Inc. (b)	51,280	1,010,216
Four Corners Property Trust, Inc.	9,794	165,519
Gaming & Leisure Properties	20,291	529,189
General Growth Properties, Inc.	135,857	3,809,430
HCP, Inc.	108,725	3,907,577
Healthcare Trust of America, Inc.	29,516	827,629
Hospitality Properties Trust (SBI) (a)	35,558	838,813
Host Hotels & Resorts, Inc.	179,211	2,482,072
Iron Mountain, Inc. (a)	49,951	1,375,651
Kilroy Realty Corp.	20,947	1,170,309
Kimco Realty Corp.	97,478	2,650,427
Lamar Advertising Co. Class A	18,989	1,065,473
Liberty Property Trust (SBI)	35,312	1,035,348
MFA Financial, Inc.	84,990	539,687
Mid-America Apartment Communities, Inc.	17,796	1,669,621
National Retail Properties, Inc.	31,357	1,346,470
NorthStar Realty Europe Corp.	13,950	131,688
NorthStar Realty Finance Corp.	41,971	498,196
Omega Healthcare Investors, Inc.	43,246	1,371,331
Outfront Media, Inc.	32,539	707,723
Paramount Group, Inc.	42,152	691,293
Piedmont Office Realty Trust, Inc. Class A	35,345	654,236
Plum Creek Timber Co., Inc.	41,374	1,676,061
Post Properties, Inc.	12,996	744,541
Prologis, Inc.	123,212	4,863,178
Rayonier, Inc.	29,931	631,245
Realty Income Corp.	58,754	3,277,886
Regency Centers Corp.	22,069	1,597,575
Retail Properties America, Inc.	55,853	866,280
Senior Housing Properties Trust (SBI)	55,428	802,597
SL Green Realty Corp.	23,439	2,264,442
Spirit Realty Capital, Inc.	104,271	1,092,760
Starwood Property Trust, Inc.	55,775	1,061,956
Tanger Factory Outlet Centers, Inc.	22,564	721,822
Taubman Centers, Inc.	14,494	1,029,654
The Macerich Co.	37,285	2,907,111
Two Harbors Investment Corp.	87,289	663,396
UDR, Inc.	60,771	2,162,840
Ventas, Inc.	77,905	4,309,705
VEREIT, Inc.	213,539	1,646,386
Vornado Realty Trust	44,270	3,916,124
Weingarten Realty Investors (SBI)	29,083	1,014,706
Welltower, Inc.	82,552	5,136,385
Weyerhaeuser Co.	122,098	3,126,930
WP Carey, Inc.	24,493	1,426,717
WP Glimcher, Inc.	42,506	385,954
		130,666,827
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (b)	67,104	1,876,899
Howard Hughes Corp. (b)	9,377	891,096
Jones Lang LaSalle, Inc.	10,609	1,492,898
Realogy Holdings Corp. (b)	34,902	1,144,786
		5,405,679
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc. (a)	114,239	1,768,420
TFS Financial Corp.	15,601	272,237
		2,040,657

TOTAL FINANCIALS		303,297,498

HEALTH CARE - 9.4%
Biotechnology - 1.1%
Agios Pharmaceuticals, Inc. (a)(b)	6,101	257,584
Alkermes PLC (b)	34,861	1,115,901
Alnylam Pharmaceuticals, Inc. (b)	17,602	1,213,482
BioMarin Pharmaceutical, Inc. (b)	37,824	2,799,732
bluebird bio, Inc. (a)(b)	8,456	349,740
Incyte Corp. (b)	36,913	2,604,581
Intercept Pharmaceuticals, Inc. (a)(b)	3,657	388,483
Intrexon Corp. (a)(b)	11,053	322,084
Ionis Pharmaceuticals, Inc. (b)	28,385	1,105,028
Juno Therapeutics, Inc. (a)(b)	2,962	81,692
Medivation, Inc. (b)	37,258	1,218,337
Opko Health, Inc. (a)(b)	69,657	560,042
Puma Biotechnology, Inc. (a)(b)	5,754	240,172
Seattle Genetics, Inc. (a)(b)	24,954	822,983
United Therapeutics Corp. (b)	10,934	1,346,850
		14,426,691
Health Care Equipment & Supplies - 3.2%
Alere, Inc. (b)	20,121	748,501
Align Technology, Inc. (b)	18,902	1,250,178
Boston Scientific Corp. (b)	315,637	5,533,117
C.R. Bard, Inc.	17,469	3,201,544
DENTSPLY International, Inc.	32,916	1,938,423
DexCom, Inc. (b)	18,800	1,340,064
Edwards Lifesciences Corp. (b)	50,645	3,960,945
Hill-Rom Holdings, Inc.	13,450	657,436
Hologic, Inc. (b)	57,702	1,958,406
IDEXX Laboratories, Inc. (a)(b)	22,140	1,552,900
Intuitive Surgical, Inc. (b)	8,670	4,689,170
ResMed, Inc.	33,197	1,882,270
Sirona Dental Systems, Inc. (b)	12,982	1,379,857
St. Jude Medical, Inc.	66,185	3,498,539
Teleflex, Inc.	9,717	1,318,500
The Cooper Companies, Inc.	11,427	1,498,651
Varian Medical Systems, Inc. (b)	23,499	1,812,478
Zimmer Biomet Holdings, Inc.	40,093	3,979,631
		42,200,610
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (b)	14,167	864,612
AmerisourceBergen Corp.	48,348	4,330,047
Brookdale Senior Living, Inc. (b)	43,482	707,887
Centene Corp. (b)	28,036	1,739,914
Community Health Systems, Inc. (b)	27,146	583,096
DaVita HealthCare Partners, Inc. (b)	41,578	2,790,715
Envision Healthcare Holdings, Inc. (b)	43,516	961,704
Health Net, Inc. (b)	18,365	1,216,130
Henry Schein, Inc. (b)	19,691	2,982,005
Laboratory Corp. of America Holdings (b)	23,675	2,659,886
LifePoint Hospitals, Inc. (b)	10,496	732,516
MEDNAX, Inc. (b)	22,115	1,536,108
Patterson Companies, Inc.	20,282	861,174
Premier, Inc. (b)	8,639	275,930
Quest Diagnostics, Inc.	33,679	2,211,700
Tenet Healthcare Corp. (b)	23,356	633,415
Universal Health Services, Inc. Class B	21,735	2,448,230
VCA, Inc. (b)	19,300	989,511
		28,524,580
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(b)	41,532	572,311
athenahealth, Inc. (a)(b)	9,144	1,296,619
Cerner Corp. (b)	70,586	4,094,694
IMS Health Holdings, Inc. (b)	31,563	729,737
Inovalon Holdings, Inc. Class A (a)	5,614	94,764
Veeva Systems, Inc. Class A (b)	16,767	404,085
		7,192,210
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	78,316	2,948,597
Bio-Rad Laboratories, Inc. Class A (b)	4,758	607,168
Bio-Techne Corp.	8,781	726,101
Bruker Corp. (b)	26,209	585,247
Charles River Laboratories International, Inc. (b)	11,159	828,333
Mettler-Toledo International, Inc. (b)	6,567	2,054,486
PerkinElmer, Inc.	26,890	1,299,325
QIAGEN NV (b)	55,059	1,250,390
Quintiles Transnational Holdings, Inc. (b)	18,859	1,147,193
VWR Corp. (b)	6,676	163,295
Waters Corp. (b)	19,370	2,347,838
		13,957,973
Pharmaceuticals - 1.3%
Akorn, Inc. (a)(b)	18,416	478,632
Endo Health Solutions, Inc. (b)	53,369	2,960,378
Jazz Pharmaceuticals PLC (b)	14,403	1,854,242
Mallinckrodt PLC (b)	27,564	1,601,193
Perrigo Co. PLC (a)	34,443	4,979,769
Zoetis, Inc. Class A	117,723	5,067,975
		16,942,189

TOTAL HEALTH CARE		123,244,253

INDUSTRIALS - 12.5%
Aerospace & Defense - 1.3%
BE Aerospace, Inc.	24,886	1,006,639
BWX Technologies, Inc.	25,259	756,254
Hexcel Corp.	22,606	935,436
Huntington Ingalls Industries, Inc.	11,517	1,472,794
L-3 Communications Holdings, Inc.	19,480	2,276,043
Orbital ATK, Inc.	14,155	1,277,206
Rockwell Collins, Inc.	31,142	2,518,765
Spirit AeroSystems Holdings, Inc. Class A (b)	33,484	1,419,722
Textron, Inc.	65,528	2,242,368
TransDigm Group, Inc. (b)	12,555	2,821,485
Triumph Group, Inc.	11,542	294,321
		17,021,033
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	34,225	2,216,753
Expeditors International of Washington, Inc.	45,138	2,036,627
		4,253,380
Airlines - 1.2%
Alaska Air Group, Inc.	30,492	2,146,637
Copa Holdings SA Class A (a)	7,865	370,442
JetBlue Airways Corp. (b)	74,140	1,579,923
Southwest Airlines Co.	157,186	5,913,337
Spirit Airlines, Inc. (b)	17,181	718,166
United Continental Holdings, Inc. (b)	89,858	4,338,344
		15,066,849
Building Products - 0.7%
A.O. Smith Corp.	17,646	1,232,573
Allegion PLC	22,637	1,370,897
Armstrong World Industries, Inc. (b)	8,983	347,462
Fortune Brands Home & Security, Inc.	37,553	1,824,700
Lennox International, Inc.	9,478	1,135,654
Masco Corp.	81,738	2,157,066
Owens Corning	28,017	1,294,105
USG Corp. (a)(b)	21,531	385,190
		9,747,647
Commercial Services & Supplies - 1.4%
ADT Corp.	40,726	1,204,675
Cintas Corp.	21,230	1,824,082
Clean Harbors, Inc. (a)(b)	13,900	615,909
Copart, Inc. (b)	28,219	945,619
Covanta Holding Corp.	26,919	380,635
KAR Auction Services, Inc.	33,141	1,107,572
Pitney Bowes, Inc.	47,460	929,267
R.R. Donnelley & Sons Co.	49,591	692,786
Republic Services, Inc.	56,905	2,486,749
Rollins, Inc.	22,282	613,869
Stericycle, Inc. (b)	20,099	2,418,915
Tyco International Ltd.	99,189	3,411,110
Waste Connections, Inc.	29,207	1,751,544
		18,382,732
Construction & Engineering - 0.4%
AECOM (b)	35,610	977,138
Chicago Bridge & Iron Co. NV (a)	23,082	896,043
Fluor Corp.	34,684	1,556,965
Jacobs Engineering Group, Inc. (b)	29,914	1,173,526
KBR, Inc.	33,168	472,976
Quanta Services, Inc. (b)	36,623	684,850
		5,761,498
Electrical Equipment - 0.8%
Acuity Brands, Inc.	10,175	2,059,725
AMETEK, Inc.	56,903	2,677,286
Babcock & Wilcox Enterprises, Inc. (b)	12,630	260,810
Hubbell, Inc. Class B	13,716	1,240,338
Regal Beloit Corp.	10,515	591,048
Rockwell Automation, Inc.	31,705	3,030,047
SolarCity Corp. (a)(b)	13,614	485,339
		10,344,593
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	15,455	1,293,274
Roper Technologies, Inc.	23,631	4,151,258
		5,444,532
Machinery - 3.1%
AGCO Corp.	17,899	872,934
Allison Transmission Holdings, Inc.	42,945	1,021,662
Colfax Corp. (a)(b)	23,081	511,013
Crane Co.	11,381	543,557
Donaldson Co., Inc. (a)	32,186	907,001
Dover Corp.	37,958	2,218,645
Flowserve Corp.	31,922	1,233,466
Graco, Inc.	13,778	1,001,385
IDEX Corp.	18,196	1,319,392
Ingersoll-Rand PLC	62,281	3,205,603
ITT Corp.	21,152	686,382
Joy Global, Inc.	22,929	228,602
Kennametal, Inc.	18,197	322,087
Lincoln Electric Holdings, Inc.	17,779	946,554
Manitowoc Co., Inc.	31,284	492,410
Middleby Corp. (b)	13,617	1,230,432
Nordson Corp.	13,472	814,113
Oshkosh Corp.	18,411	606,274
PACCAR, Inc.	83,515	4,098,081
Parker Hannifin Corp.	32,665	3,173,731
Pentair PLC	42,348	1,995,438
Snap-On, Inc.	13,625	2,201,255
SPX Corp.	9,024	83,923
SPX Flow, Inc. (b)	9,512	226,766
Stanley Black & Decker, Inc.	36,149	3,410,297
Terex Corp.	24,170	541,408
Timken Co.	17,781	472,086
Toro Co.	13,102	976,361
Trinity Industries, Inc.	36,583	783,608
Valmont Industries, Inc.	5,535	589,976
WABCO Holdings, Inc. (b)	12,760	1,143,934
Wabtec Corp.	22,849	1,461,194
Xylem, Inc.	42,862	1,540,889
		40,860,459
Marine - 0.1%
Kirby Corp. (b)	13,227	669,948
Professional Services - 1.2%
Dun & Bradstreet Corp.	8,548	841,294
Equifax, Inc.	28,021	2,964,622
IHS, Inc. Class A (b)	16,206	1,695,472
Manpower, Inc.	17,467	1,333,605
Nielsen Holdings PLC (a)	86,591	4,170,223
Robert Half International, Inc.	31,980	1,399,765
TransUnion Holding Co., Inc.	7,619	188,494
Verisk Analytics, Inc. (b)	39,824	2,907,152
		15,500,627
Road & Rail - 0.6%
AMERCO	1,679	615,605
Avis Budget Group, Inc. (b)	23,740	623,650
Genesee & Wyoming, Inc. Class A (b)	13,472	667,942
Hertz Global Holdings, Inc. (b)	94,864	861,365
J.B. Hunt Transport Services, Inc.	21,484	1,561,887
Kansas City Southern	26,052	1,846,566
Landstar System, Inc.	10,456	600,279
Old Dominion Freight Lines, Inc. (b)	16,538	906,779
Ryder System, Inc.	12,687	674,568
		8,358,641
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	24,323	626,560
Fastenal Co. (a)	69,307	2,811,092
GATX Corp. (a)	9,967	408,448
HD Supply Holdings, Inc. (b)	40,609	1,066,798
MSC Industrial Direct Co., Inc. Class A	11,167	723,733
Now, Inc. (a)(b)	25,487	345,604
United Rentals, Inc. (b)	23,035	1,103,607
W.W. Grainger, Inc. (a)	14,789	2,908,848
Watsco, Inc.	6,155	715,273
WESCO International, Inc. (a)(b)	10,368	418,660
		11,128,623
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	16,229	1,088,317

TOTAL INDUSTRIALS		163,628,879

INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)(b)	7,759	465,773
Arris International PLC (b)	43,398	1,105,347
Brocade Communications Systems, Inc.	98,439	785,543
CommScope Holding Co., Inc. (b)	24,977	559,984
EchoStar Holding Corp. Class A (b)	10,074	353,900
F5 Networks, Inc. (b)	16,979	1,592,291
Harris Corp.	28,967	2,519,260
Juniper Networks, Inc.	93,403	2,204,311
Lumentum Holdings, Inc. (b)	11,256	222,081
Motorola Solutions, Inc.	41,701	2,784,376
Palo Alto Networks, Inc. (b)	17,126	2,560,166
Viavi Solutions, Inc. (b)	53,706	268,530
		15,421,562
Electronic Equipment & Components - 1.2%
Amphenol Corp. Class A	72,727	3,605,077
Arrow Electronics, Inc. (b)	22,805	1,176,738
Avnet, Inc.	32,262	1,287,899
CDW Corp.	30,860	1,186,567
Cognex Corp.	20,053	646,709
Dolby Laboratories, Inc. Class A	11,724	422,181
Fitbit, Inc. (a)	9,530	158,198
FLIR Systems, Inc.	32,916	962,464
Ingram Micro, Inc. Class A	36,681	1,034,404
IPG Photonics Corp. (b)	7,954	642,922
Jabil Circuit, Inc.	45,601	907,916
Keysight Technologies, Inc. (b)	39,665	928,161
National Instruments Corp.	26,569	757,217
Trimble Navigation Ltd. (b)	61,713	1,190,444
Zebra Technologies Corp. Class A (b)	12,265	740,806
		15,647,703
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (b)	41,902	1,911,569
CoStar Group, Inc. (b)	7,672	1,345,439
GoDaddy, Inc. (b)	5,773	176,019
IAC/InterActiveCorp	17,247	895,809
LinkedIn Corp. Class A (b)	25,764	5,098,953
Match Group, Inc. (a)(b)	8,476	106,374
Pandora Media, Inc. (b)	49,898	485,009
Rackspace Hosting, Inc. (b)	26,708	539,769
Twitter, Inc. (b)	133,550	2,243,640
VeriSign, Inc. (a)(b)	24,397	1,844,413
Yelp, Inc. (b)	15,408	322,798
Zillow Group, Inc.:
Class A (a)(b)	9,853	213,515
Class C (a)(b)	21,369	438,065
		15,621,372
IT Services - 3.4%
Alliance Data Systems Corp. (b)	14,605	2,917,933
Amdocs Ltd.	36,376	1,991,222
Black Knight Financial Services, Inc. Class A (a)	5,028	151,695
Booz Allen Hamilton Holding Corp. Class A	24,051	680,403
Broadridge Financial Solutions, Inc.	28,356	1,518,747
Computer Sciences Corp.	32,583	1,044,937
CoreLogic, Inc. (b)	21,251	758,661
CSRA, Inc.	32,665	874,769
DST Systems, Inc.	8,152	859,302
Fidelity National Information Services, Inc.	66,729	3,985,723
First Data Corp. Class A (b)	41,366	553,063
Fiserv, Inc. (b)	55,483	5,246,472
FleetCor Technologies, Inc. (b)	21,673	2,662,311
Gartner, Inc. Class A (b)	19,601	1,722,732
Genpact Ltd. (b)	37,442	895,613
Global Payments, Inc.	31,292	1,844,663
Jack Henry & Associates, Inc.	19,123	1,552,405
Leidos Holdings, Inc.	15,732	725,560
Paychex, Inc.	76,261	3,649,851
Sabre Corp.	26,983	691,035
Square, Inc. (b)	7,358	64,530
Teradata Corp. (a)(b)	31,446	765,396
The Western Union Co. (a)	121,438	2,166,454
Total System Services, Inc.	39,004	1,566,401
Vantiv, Inc. (b)	33,903	1,595,136
VeriFone Systems, Inc. (b)	26,905	629,308
WEX, Inc. (b)	9,174	666,124
Xerox Corp.	239,588	2,335,983
		44,116,429
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	73,793	3,974,491
Applied Materials, Inc.	270,397	4,772,507
Atmel Corp.	98,607	794,772
Cree, Inc. (a)(b)	24,321	681,718
Cypress Semiconductor Corp. (a)	76,337	600,009
First Solar, Inc. (b)	17,691	1,214,664
KLA-Tencor Corp.	37,761	2,529,609
Lam Research Corp.	37,349	2,681,285
Linear Technology Corp.	56,325	2,406,767
Marvell Technology Group Ltd.	106,727	944,534
Maxim Integrated Products, Inc.	67,185	2,243,979
Microchip Technology, Inc. (a)	49,228	2,205,907
NVIDIA Corp.	126,676	3,710,340
ON Semiconductor Corp. (b)	100,853	863,302
Qorvo, Inc. (b)	33,480	1,325,808
Skyworks Solutions, Inc.	45,018	3,102,641
SunEdison, Inc. (a)(b)	64,091	200,605
SunPower Corp. (a)(b)	12,582	320,086
Teradyne, Inc.	50,396	979,194
Xilinx, Inc.	60,945	3,063,705
		38,615,923
Software - 3.8%
Activision Blizzard, Inc.	118,816	4,137,173
ANSYS, Inc. (b)	21,124	1,862,926
Autodesk, Inc. (b)	53,687	2,513,625
CA Technologies, Inc.	70,342	2,020,926
Cadence Design Systems, Inc. (b)	69,406	1,357,581
CDK Global, Inc.	37,795	1,664,870
Citrix Systems, Inc. (b)	37,812	2,664,234
Electronic Arts, Inc. (b)	74,083	4,781,687
FireEye, Inc. (a)(b)	31,742	447,245
Fortinet, Inc. (b)	33,567	944,575
Intuit, Inc.	64,883	6,196,975
King Digital Entertainment PLC (a)	18,864	338,232
NetSuite, Inc. (a)(b)	9,431	654,228
Nuance Communications, Inc. (b)	59,283	1,045,159
Parametric Technology Corp. (b)	27,069	801,513
Red Hat, Inc. (b)	43,134	3,021,537
ServiceNow, Inc. (b)	36,304	2,258,472
SolarWinds, Inc. (b)	14,763	885,042
Solera Holdings, Inc.	15,817	858,230
Splunk, Inc. (b)	29,638	1,371,943
SS&C Technologies Holdings, Inc.	19,324	1,242,340
Symantec Corp.	160,109	3,176,563
Synopsys, Inc. (b)	36,625	1,571,213
Tableau Software, Inc. (b)	11,618	932,228
Ultimate Software Group, Inc. (b)	6,684	1,173,911
Workday, Inc. Class A (b)	25,000	1,575,250
Zynga, Inc. (b)	176,612	434,466
		49,932,144
Technology Hardware, Storage & Peripherals - 0.7%
3D Systems Corp. (a)(b)	25,164	201,564
Lexmark International, Inc. Class A	14,042	396,125
NCR Corp. (b)	31,340	668,796
NetApp, Inc.	69,623	1,526,832
SanDisk Corp.	48,937	3,459,846
Western Digital Corp.	53,028	2,544,283
		8,797,446

TOTAL INFORMATION TECHNOLOGY		188,152,579

MATERIALS - 5.1%
Chemicals - 2.2%
Airgas, Inc.	15,937	2,231,180
Albemarle Corp. U.S.	26,568	1,398,540
Ashland, Inc.	14,966	1,418,178
Axalta Coating Systems (b)	23,211	552,654
Cabot Corp.	14,592	588,641
Celanese Corp. Class A	36,224	2,306,382
CF Industries Holdings, Inc.	55,261	1,657,830
Eastman Chemical Co.	35,157	2,151,960
FMC Corp.	31,826	1,136,825
Huntsman Corp.	48,189	415,871
International Flavors & Fragrances, Inc. (a)	18,969	2,218,614
NewMarket Corp.	2,011	762,712
Platform Specialty Products Corp. (b)	31,508	240,406
RPM International, Inc.	31,637	1,241,752
Sherwin-Williams Co.	19,043	4,868,724
The Mosaic Co.	81,788	1,971,091
The Scotts Miracle-Gro Co. Class A	10,627	729,862
Valspar Corp.	19,209	1,504,641
W.R. Grace & Co. (b)	17,211	1,399,943
Westlake Chemical Corp.	9,256	420,963
		29,216,769
Construction Materials - 0.4%
Eagle Materials, Inc.	11,548	618,280
Martin Marietta Materials, Inc.	15,840	1,989,187
Vulcan Materials Co.	31,301	2,760,748
		5,368,215
Containers & Packaging - 1.4%
Aptargroup, Inc.	14,708	1,072,213
Avery Dennison Corp.	21,321	1,298,236
Ball Corp.	32,609	2,179,259
Bemis Co., Inc.	22,905	1,096,462
Crown Holdings, Inc. (b)	32,917	1,510,232
Graphic Packaging Holding Co.	77,385	879,094
International Paper Co.	98,982	3,386,174
Owens-Illinois, Inc. (b)	36,986	478,599
Packaging Corp. of America	23,272	1,182,916
Sealed Air Corp.	46,524	1,885,618
Silgan Holdings, Inc.	9,344	494,017
Sonoco Products Co.	23,748	938,283
WestRock Co.	61,792	2,180,022
		18,581,125
Metals & Mining - 1.0%
Alcoa, Inc. (a)	309,505	2,256,291
Allegheny Technologies, Inc. (a)	26,341	247,079
Compass Minerals International, Inc. (a)	7,758	580,686
Freeport-McMoRan, Inc. (a)	269,147	1,238,076
Newmont Mining Corp.	124,985	2,494,701
Nucor Corp.	75,249	2,939,978
Reliance Steel & Aluminum Co.	17,478	995,197
Royal Gold, Inc.	15,366	457,753
Steel Dynamics, Inc.	56,840	1,043,014
Tahoe Resources, Inc.	37,332	289,937
United States Steel Corp. (a)	33,696	235,872
		12,778,584
Paper & Forest Products - 0.1%
Domtar Corp.	14,636	472,011

TOTAL MATERIALS		66,416,704

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	132,919	3,378,801
Frontier Communications Corp.	277,589	1,263,030
Level 3 Communications, Inc. (b)	68,098	3,323,863
Zayo Group Holdings, Inc. (b)	33,788	845,376
		8,811,070
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (b)	30,553	3,033,302
Sprint Corp. (a)(b)	170,949	516,266
Telephone & Data Systems, Inc.	21,534	499,373
U.S. Cellular Corp. (b)	3,073	115,668
		4,164,609

TOTAL TELECOMMUNICATION SERVICES		12,975,679

UTILITIES - 6.7%
Electric Utilities - 2.6%
Edison International	76,576	4,732,397
Entergy Corp.	42,393	2,992,098
Eversource Energy	74,712	4,019,506
FirstEnergy Corp.	99,599	3,292,743
Great Plains Energy, Inc.	36,303	1,012,128
Hawaiian Electric Industries, Inc.	25,376	759,250
ITC Holdings Corp.	36,752	1,466,405
OGE Energy Corp.	47,448	1,244,561
Pepco Holdings, Inc.	59,792	1,595,251
Pinnacle West Capital Corp.	26,157	1,734,471
PPL Corp.	157,076	5,507,085
Westar Energy, Inc.	33,481	1,458,432
Xcel Energy, Inc.	119,080	4,551,238
		34,365,565
Gas Utilities - 0.5%
AGL Resources, Inc.	28,242	1,795,062
Atmos Energy Corp.	23,577	1,632,000
National Fuel Gas Co.	19,976	905,512
Questar Corp.	41,448	845,125
UGI Corp.	40,888	1,390,192
		6,567,891
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (b)	88,362	1,352,822
NRG Energy, Inc.	74,054	787,935
Terraform Power, Inc. (a)	13,595	134,726
The AES Corp.	161,293	1,532,284
		3,807,767
Multi-Utilities - 3.0%
Alliant Energy Corp.	26,651	1,741,376
Ameren Corp.	56,798	2,551,366
Avangrid, Inc. (b)	13,300	511,385
CenterPoint Energy, Inc.	101,389	1,811,821
CMS Energy Corp.	64,858	2,521,679
Consolidated Edison, Inc.	68,804	4,774,310
DTE Energy Co.	42,085	3,577,646
MDU Resources Group, Inc.	45,957	775,754
NiSource, Inc.	75,063	1,577,074
Public Service Enterprise Group, Inc.	118,866	4,909,166
SCANA Corp.	33,667	2,119,338
Sempra Energy	58,269	5,520,988
TECO Energy, Inc.	55,619	1,508,387
Vectren Corp.	19,536	817,386
WEC Energy Group, Inc.	74,281	4,102,540
		38,820,216
Water Utilities - 0.3%
American Water Works Co., Inc.	42,425	2,753,807
Aqua America, Inc.	42,071	1,326,499
		4,080,306

TOTAL UTILITIES		87,641,745

TOTAL COMMON STOCKS
(Cost $1,343,554,672)		1,304,811,339
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.2% 2/4/16 (c)
(Cost $999,983)	1,000,000	999,985
	Shares	Value

Money Market Funds - 7.8%
Fidelity Cash Central Fund, 0.38% (d)	12,553,319	$12,553,319
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	90,448,480	90,448,480
TOTAL MONEY MARKET FUNDS
(Cost $103,001,799)		103,001,799
TOTAL INVESTMENT PORTFOLIO - 107.5%
(Cost $1,447,556,454)		1,408,813,123
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(98,380,584)
NET ASSETS - 100%		$1,310,432,539

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
42 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2016	5,522,160	$220,145

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $794,988.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,582
Fidelity Securities Lending Cash Central Fund	475,670
Total	$489,252

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$214,902,178	$214,902,178	$--	$--
Consumer Staples	86,373,194	86,373,194	--	--
Energy	58,178,630	58,178,630	--	--
Financials	303,297,498	303,297,498	--	--
Health Care	123,244,253	123,244,253	--	--
Industrials	163,628,879	163,628,879	--	--
Information Technology	188,152,579	188,152,579	--	--
Materials	66,416,704	66,416,704	--	--
Telecommunication Services	12,975,679	12,975,679	--	--
Utilities	87,641,745	87,641,745	--	--
U.S. Government and Government Agency Obligations	999,985	--	999,985	--
Money Market Funds	103,001,799	103,001,799	--	--
Total Investments in Securities:	$1,408,813,123	$1,407,813,138	$999,985	$--
Derivative Instruments:
Assets
Futures Contracts	$220,145	$220,145	$--	$--
Total Assets	$220,145	$220,145	$--	$--
Total Derivative Instruments:	$220,145	$220,145	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $1,458,449,792. Net unrealized depreciation aggregated $49,636,669, of which $155,207,963 related to appreciated investment securities and $204,844,632 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Spartan® Small Cap Index Fund

January 31, 2016

SSP-QTLY-0316
1.883103.104

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	66,495	$852,466
Cooper Tire & Rubber Co.	50,411	1,837,985
Cooper-Standard Holding, Inc. (a)(b)	11,887	823,294
Dana Holding Corp.	134,036	1,593,688
Dorman Products, Inc. (a)(b)	23,412	1,013,740
Drew Industries, Inc.	21,120	1,212,288
Federal-Mogul Corp. Class A (a)	26,232	125,127
Fox Factory Holding Corp. (a)	15,188	224,631
Gentherm, Inc. (a)	31,473	1,259,235
Horizon Global Corp. (a)	15,861	151,473
Metaldyne Performance Group, Inc.	10,115	119,863
Modine Manufacturing Co. (a)	42,642	273,762
Motorcar Parts of America, Inc. (a)	15,599	536,138
Standard Motor Products, Inc.	17,379	648,410
Stoneridge, Inc. (a)	24,774	280,194
Strattec Security Corp.	3,056	146,596
Superior Industries International, Inc.	20,495	377,313
Tenneco, Inc. (a)	50,636	1,934,802
Tower International, Inc.	18,433	424,328
		13,835,333
Automobiles - 0.0%
Winnebago Industries, Inc. (b)	23,412	412,285
Distributors - 0.4%
Core-Mark Holding Co., Inc. (b)	20,226	1,644,172
Fenix Parts, Inc. (b)	11,249	56,245
Pool Corp.	38,074	3,217,253
VOXX International Corp. (a)(b)	17,706	75,959
Weyco Group, Inc.	5,747	154,020
		5,147,649
Diversified Consumer Services - 1.1%
2U, Inc. (a)(b)	23,048	465,339
American Public Education, Inc. (a)	14,489	228,636
Apollo Education Group, Inc. Class A (non-vtg.)(a)	82,634	656,114
Ascent Capital Group, Inc. (a)(b)	11,676	132,990
Bridgepoint Education, Inc. (a)	14,638	98,075
Bright Horizons Family Solutions, Inc. (a)	32,659	2,291,682
Cambium Learning Group, Inc. (a)	10,578	47,601
Capella Education Co.	10,639	467,158
Career Education Corp. (a)	59,597	171,639
Carriage Services, Inc.	13,612	302,050
Chegg, Inc. (a)(b)	67,408	390,966
Collectors Universe, Inc.	6,428	98,027
DeVry, Inc. (b)	55,785	1,110,122
Grand Canyon Education, Inc. (a)	41,092	1,547,114
Houghton Mifflin Harcourt Co. (a)	119,868	2,138,445
K12, Inc. (a)	29,678	272,741
Liberty Tax, Inc.	5,191	111,347
LifeLock, Inc. (a)(b)	82,604	989,596
Regis Corp. (a)	34,282	512,173
Sotheby's Class A (Ltd. vtg.) (b)	54,461	1,279,289
Strayer Education, Inc. (a)	9,543	509,501
Universal Technical Institute, Inc.	17,478	66,941
Weight Watchers International, Inc. (a)(b)	23,823	302,314
		14,189,860
Hotels, Restaurants & Leisure - 3.5%
Belmond Ltd. Class A (a)	84,912	718,356
Biglari Holdings, Inc. (a)	1,474	557,437
BJ's Restaurants, Inc. (a)	18,812	806,847
Bloomin' Brands, Inc.	108,534	1,916,710
Bob Evans Farms, Inc.	18,369	752,027
Bojangles', Inc. (a)(b)	7,295	105,923
Boyd Gaming Corp. (a)(b)	69,933	1,245,507
Bravo Brio Restaurant Group, Inc. (a)	13,279	114,332
Buffalo Wild Wings, Inc. (a)(b)	16,631	2,532,901
Caesars Acquisition Co. (a)(b)	40,794	244,764
Caesars Entertainment Corp. (a)(b)	48,062	333,070
Carrols Restaurant Group, Inc. (a)	31,430	419,905
Churchill Downs, Inc.	11,191	1,545,925
Chuy's Holdings, Inc. (a)(b)	14,293	488,678
ClubCorp Holdings, Inc.	38,541	461,336
Cracker Barrel Old Country Store, Inc. (b)	16,785	2,202,696
Dave & Buster's Entertainment, Inc. (a)	19,976	724,530
Del Frisco's Restaurant Group, Inc. (a)	20,655	327,175
Denny's Corp. (a)	73,370	687,477
Diamond Resorts International, Inc. (a)(b)	36,516	672,625
DineEquity, Inc.	14,790	1,255,967
El Pollo Loco Holdings, Inc. (a)	11,825	143,319
Eldorado Resorts, Inc. (a)	24,599	253,862
Empire Resorts, Inc. (a)	2,751	40,192
Empire Resorts, Inc. rights 2/10/16 (a)	4,924	467
Fiesta Restaurant Group, Inc. (a)(b)	23,487	854,927
Fogo de Chao, Inc. (b)	4,498	64,052
Habit Restaurants, Inc. Class A (a)(b)	10,103	207,415
International Speedway Corp. Class A	24,407	833,255
Interval Leisure Group, Inc. (b)	34,119	401,922
Intrawest Resorts Holdings, Inc. (a)	15,880	133,551
Isle of Capri Casinos, Inc. (a)	19,380	245,351
J. Alexanders Holdings, Inc. (a)	12,202	115,065
Jack in the Box, Inc.	30,371	2,358,004
Jamba, Inc. (a)(b)	11,450	148,163
Kona Grill, Inc. (a)	7,438	120,942
Krispy Kreme Doughnuts, Inc. (a)(b)	56,795	832,615
La Quinta Holdings, Inc. (a)	82,026	930,175
Marcus Corp.	16,046	303,911
Marriott Vacations Worldwide Corp.	22,643	1,118,338
Monarch Casino & Resort, Inc. (a)	8,846	183,112
Morgans Hotel Group Co. (a)	24,587	41,552
Noodles & Co. (a)(b)	10,002	120,424
Papa John's International, Inc. (b)	25,359	1,210,892
Papa Murphy's Holdings, Inc. (a)(b)	7,554	71,687
Penn National Gaming, Inc. (a)	69,964	988,591
Pinnacle Entertainment, Inc. (a)	52,980	1,618,009
Planet Fitness, Inc. (a)(b)	13,492	192,801
Popeyes Louisiana Kitchen, Inc. (a)	20,254	1,248,254
Potbelly Corp. (a)(b)	19,154	204,948
Red Robin Gourmet Burgers, Inc. (a)	12,372	763,847
Ruby Tuesday, Inc. (a)(b)	54,391	296,431
Ruth's Hospitality Group, Inc.	30,275	491,969
Scientific Games Corp. Class A (a)(b)	43,834	259,497
SeaWorld Entertainment, Inc. (b)	59,856	1,140,855
Shake Shack, Inc. Class A (b)	5,035	174,110
Sonic Corp. (b)	43,028	1,264,163
Speedway Motorsports, Inc.	10,328	194,889
Texas Roadhouse, Inc. Class A	61,253	2,255,948
The Cheesecake Factory, Inc.	42,644	2,059,705
Vail Resorts, Inc.	31,826	3,978,250
Wingstop, Inc. (b)	5,861	142,188
Zoe's Kitchen, Inc. (a)(b)	16,818	467,204
		46,589,040
Household Durables - 1.2%
Bassett Furniture Industries, Inc.	9,420	281,752
Beazer Homes U.S.A., Inc. (a)	28,843	246,608
CalAtlantic Group, Inc.	67,385	2,189,339
Cavco Industries, Inc. (a)	7,752	650,083
Century Communities, Inc. (a)	12,985	192,048
CSS Industries, Inc.	8,139	227,973
Ethan Allen Interiors, Inc. (b)	22,110	590,337
Flexsteel Industries, Inc.	5,121	223,378
Green Brick Partners, Inc. (a)(b)	18,988	111,649
Helen of Troy Ltd. (a)	24,939	2,228,798
Hooker Furniture Corp.	9,456	271,482
Hovnanian Enterprises, Inc. Class A (a)(b)	105,073	161,812
Installed Building Products, Inc. (a)	17,333	361,046
iRobot Corp. (a)(b)	25,986	881,705
KB Home (b)	71,446	775,904
La-Z-Boy, Inc.	44,766	959,783
LGI Homes, Inc. (a)(b)	12,225	268,461
Libbey, Inc.	18,990	303,840
Lifetime Brands, Inc.	9,250	110,815
M.D.C. Holdings, Inc.	34,122	742,495
M/I Homes, Inc. (a)(b)	21,523	385,692
Meritage Homes Corp. (a)	34,728	1,146,371
NACCO Industries, Inc. Class A	3,617	172,133
New Home Co. LLC (a)	9,519	96,427
Skullcandy, Inc. (a)	19,247	61,205
Taylor Morrison Home Corp. (a)	28,908	348,341
TRI Pointe Homes, Inc. (a)(b)	141,614	1,492,612
Universal Electronics, Inc. (a)	13,167	660,325
WCI Communities, Inc. (a)	13,478	282,229
William Lyon Homes, Inc. (a)(b)	17,155	186,303
Zagg, Inc. (a)	24,309	224,129
		16,835,075
Internet & Catalog Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	22,002	156,324
Blue Nile, Inc. (a)(b)	10,293	358,093
Duluth Holdings, Inc.	6,474	106,886
Etsy, Inc.	17,562	136,281
EVINE Live, Inc. (a)	39,702	48,436
FTD Companies, Inc. (a)(b)	15,926	393,372
HSN, Inc.	28,470	1,339,798
Lands' End, Inc. (a)(b)	14,363	312,826
Liberty TripAdvisor Holdings, Inc. (a)	65,529	1,463,263
NutriSystem, Inc.	25,187	498,954
Overstock.com, Inc. (a)	10,575	125,420
PetMed Express, Inc. (b)	17,704	319,026
Shutterfly, Inc. (a)(b)	31,401	1,307,852
Wayfair LLC Class A (a)(b)	17,580	794,616
		7,361,147
Leisure Products - 0.3%
Arctic Cat, Inc.	11,451	140,962
Black Diamond, Inc. (a)	18,918	85,888
Callaway Golf Co.	67,827	590,773
Escalade, Inc.	8,827	106,807
JAKKS Pacific, Inc. (a)(b)	16,818	125,294
Johnson Outdoors, Inc. Class A	4,193	90,150
Malibu Boats, Inc. Class A (a)	15,810	206,637
Marine Products Corp.	9,491	74,030
MCBC Holdings, Inc. (a)	6,029	76,086
Nautilus, Inc. (a)	27,256	530,947
Performance Sports Group Ltd. (a)	39,839	284,381
Smith & Wesson Holding Corp. (a)	47,139	1,016,317
Sturm, Ruger & Co., Inc. (b)	16,398	965,022
		4,293,294
Media - 1.7%
AMC Entertainment Holdings, Inc. Class A	18,587	405,197
Carmike Cinemas, Inc. (a)	21,396	474,563
Central European Media Enterprises Ltd. Class A(a)(b)	64,824	167,246
Crown Media Holdings, Inc. Class A (a)	30,252	135,831
Cumulus Media, Inc. Class A (a)	113,172	29,685
Daily Journal Corp. (a)(b)	957	184,242
DreamWorks Animation SKG, Inc. Class A (a)(b)	66,525	1,705,701
E.W. Scripps Co. Class A	51,843	983,980
Entercom Communications Corp. Class A (a)	22,458	235,584
Entravision Communication Corp. Class A	55,457	413,709
Eros International PLC (a)(b)	24,636	216,550
Global Eagle Entertainment, Inc. (a)(b)	41,090	415,009
Gray Television, Inc. (a)	55,373	728,155
Harte-Hanks, Inc.	42,585	145,641
Hemisphere Media Group, Inc. (a)(b)	8,766	126,230
IMAX Corp. (a)	52,935	1,644,161
Journal Media Group, Inc.	21,119	253,850
Loral Space & Communications Ltd. (a)	11,414	394,354
MDC Partners, Inc. Class A (sub. vtg.)	38,082	744,122
Media General, Inc. (a)(b)	83,915	1,362,780
Meredith Corp. (b)	32,195	1,362,170
National CineMedia, Inc.	53,748	840,619
New Media Investment Group, Inc.	38,855	672,969
Nexstar Broadcasting Group, Inc. Class A	27,440	1,240,562
Reading International, Inc. Class A (a)	14,554	158,056
Rentrak Corp. (a)(b)	11,031	490,549
Saga Communications, Inc. Class A	3,196	133,944
Scholastic Corp.	23,353	801,708
SFX Entertainment, Inc. (a)(b)	35,690	4,640
Sinclair Broadcast Group, Inc. Class A (b)	58,039	1,915,287
Sizmek, Inc. (a)	17,786	60,650
The New York Times Co. Class A	120,371	1,591,305
Time, Inc.	95,963	1,439,445
Townsquare Media, Inc. (a)	6,586	61,908
Tribune Publishing Co.	23,083	215,595
World Wrestling Entertainment, Inc. Class A (b)	26,159	468,246
		22,224,243
Multiline Retail - 0.5%
Big Lots, Inc. (b)	43,397	1,682,936
Burlington Stores, Inc. (a)	66,037	3,548,168
Fred's, Inc. Class A	32,329	533,429
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	8,872	198,289
Tuesday Morning Corp. (a)(b)	38,563	214,796
		6,177,618
Specialty Retail - 2.7%
Abercrombie & Fitch Co. Class A (b)	60,917	1,598,462
America's Car Mart, Inc. (a)	7,486	175,622
American Eagle Outfitters, Inc. (b)	171,149	2,505,621
Asbury Automotive Group, Inc. (a)	22,244	1,047,248
Ascena Retail Group, Inc. (a)	150,399	1,109,945
Barnes & Noble Education, Inc. (a)	27,866	307,083
Barnes & Noble, Inc.	44,093	386,696
bebe stores, Inc. (b)	21,338	8,241
Big 5 Sporting Goods Corp.	15,910	193,625
Boot Barn Holdings, Inc. (a)(b)	10,549	64,138
Build-A-Bear Workshop, Inc. (a)	12,389	162,048
Caleres, Inc.	38,350	1,030,848
Chico's FAS, Inc.	125,512	1,304,070
Christopher & Banks Corp. (a)(b)	30,797	53,279
Citi Trends, Inc.	13,624	281,472
Conn's, Inc. (a)(b)	22,956	282,818
Destination XL Group, Inc. (a)(b)	31,569	135,747
Express, Inc. (a)	73,999	1,255,023
Finish Line, Inc. Class A	40,332	763,888
Five Below, Inc. (a)(b)	47,687	1,680,013
Francesca's Holdings Corp. (a)	37,066	675,713
Genesco, Inc. (a)	19,342	1,279,280
Group 1 Automotive, Inc.	20,445	1,096,874
Guess?, Inc. (b)	54,201	1,004,887
Haverty Furniture Companies, Inc.	17,847	338,201
Hibbett Sports, Inc. (a)(b)	20,829	669,861
Kirkland's, Inc.	15,170	179,461
Lithia Motors, Inc. Class A (sub. vtg.)	19,951	1,527,648
Lumber Liquidators Holdings, Inc. (a)(b)	23,582	304,444
MarineMax, Inc. (a)	22,231	375,926
Mattress Firm Holding Corp. (a)(b)	17,965	655,723
Monro Muffler Brake, Inc. (b)	27,850	1,831,138
Outerwall, Inc. (b)	15,417	521,095
Party City Holdco, Inc.	22,148	213,285
Pier 1 Imports, Inc.	76,617	308,000
Rent-A-Center, Inc. (b)	46,402	631,995
Restoration Hardware Holdings, Inc. (a)(b)	29,244	1,802,015
Select Comfort Corp. (a)	45,802	964,590
Shoe Carnival, Inc.	13,044	302,490
Sonic Automotive, Inc. Class A (sub. vtg.)	28,820	493,398
Sportsman's Warehouse Holdings, Inc. (a)	15,625	204,844
Stage Stores, Inc. (b)	27,790	230,657
Stein Mart, Inc.	25,300	186,208
Systemax, Inc. (a)	9,336	79,356
The Buckle, Inc. (b)	24,645	700,411
The Cato Corp. Class A (sub. vtg.)	23,021	928,437
The Children's Place Retail Stores, Inc. (b)	18,045	1,174,730
The Container Store Group, Inc. (a)(b)	13,073	56,475
The Men's Wearhouse, Inc.	41,744	572,310
The Pep Boys - Manny, Moe & Jack (a)(b)	47,051	869,973
Tile Shop Holdings, Inc. (a)	23,581	356,309
Tilly's, Inc. (a)	9,305	60,389
Vitamin Shoppe, Inc. (a)(b)	26,048	792,641
West Marine, Inc. (a)	15,373	127,135
Winmark Corp.	1,918	180,982
Zumiez, Inc. (a)(b)	17,432	315,694
		36,358,462
Textiles, Apparel & Luxury Goods - 0.9%
Cherokee, Inc. (a)	7,533	123,391
Columbia Sportswear Co. (b)	25,127	1,386,508
Crocs, Inc. (a)(b)	67,480	621,491
Culp, Inc.	9,048	229,095
Deckers Outdoor Corp. (a)(b)	28,634	1,416,238
G-III Apparel Group Ltd. (a)	34,941	1,724,688
Iconix Brand Group, Inc. (a)(b)	41,839	277,811
Movado Group, Inc.	13,940	358,258
Oxford Industries, Inc.	12,836	896,723
Perry Ellis International, Inc. (a)	10,711	203,616
Sequential Brands Group, Inc. (a)	31,558	203,234
Steven Madden Ltd. (a)	49,265	1,590,767
Superior Uniform Group, Inc.	6,507	116,020
Tumi Holdings, Inc. (a)(b)	49,144	849,700
Unifi, Inc. (a)	13,030	311,026
Vera Bradley, Inc. (a)	18,451	272,706
Vince Holding Corp. (a)(b)	12,841	66,388
Wolverine World Wide, Inc.	90,392	1,528,529
		12,176,189

TOTAL CONSUMER DISCRETIONARY		185,600,195

CONSUMER STAPLES - 3.5%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(b)	7,967	1,428,085
Castle Brands, Inc. (a)(b)	55,044	62,750
Coca-Cola Bottling Co. Consolidated	4,084	718,376
Craft Brew Alliance, Inc. (a)(b)	9,215	78,973
MGP Ingredients, Inc.	8,854	198,153
National Beverage Corp. (a)	9,926	410,341
		2,896,678
Food & Staples Retailing - 0.9%
Andersons, Inc.	24,830	727,767
Casey's General Stores, Inc.	34,015	4,106,971
Chefs' Warehouse Holdings (a)(b)	16,572	217,922
Fairway Group Holdings Corp. (a)(b)	14,794	5,622
Fresh Market, Inc. (a)(b)	37,772	723,712
Ingles Markets, Inc. Class A	11,649	446,856
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	7,898	142,243
Performance Food Group Co. (b)	14,615	341,991
PriceSmart, Inc. (b)	17,043	1,304,812
Smart & Final Stores, Inc. (a)	21,328	342,954
SpartanNash Co.	32,868	674,451
SUPERVALU, Inc. (a)	229,622	1,044,780
United Natural Foods, Inc. (a)(b)	43,861	1,536,012
Village Super Market, Inc. Class A	6,284	165,018
Weis Markets, Inc.	9,664	392,552
		12,173,663
Food Products - 1.8%
Alico, Inc.	3,409	103,531
Amplify Snack Brands, Inc.	13,154	142,063
Arcadia Biosciences, Inc.	5,831	17,201
B&G Foods, Inc. Class A (b)	50,754	1,848,461
Cal-Maine Foods, Inc. (b)	27,436	1,384,695
Calavo Growers, Inc. (b)	12,908	667,989
Darling International, Inc. (a)	144,824	1,301,968
Dean Foods Co. (b)	82,636	1,651,067
Diamond Foods, Inc. (a)	23,070	846,669
Farmer Brothers Co. (a)(b)	6,658	185,558
Fresh Del Monte Produce, Inc.	29,141	1,189,244
Freshpet, Inc. (a)(b)	18,272	108,536
Inventure Foods, Inc. (a)	16,249	91,319
J&J Snack Foods Corp.	13,039	1,407,951
John B. Sanfilippo & Son, Inc.	7,235	434,028
Lancaster Colony Corp.	16,219	1,649,148
Landec Corp. (a)	24,815	298,524
Lifeway Foods, Inc. (a)	3,943	50,549
Limoneira Co. (b)	10,155	127,750
Omega Protein Corp. (a)	18,918	427,358
Post Holdings, Inc. (a)	53,948	3,155,958
Sanderson Farms, Inc. (b)	19,637	1,594,917
Seaboard Corp. (a)	228	655,956
Seneca Foods Corp. Class A (a)	6,481	179,070
Snyders-Lance, Inc. (b)	42,786	1,350,754
Tootsie Roll Industries, Inc. (b)	16,405	538,412
TreeHouse Foods, Inc. (a)(b)	37,552	2,980,127
		24,388,803
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	36,826	508,935
HRG Group, Inc. (a)	68,433	830,777
Oil-Dri Corp. of America	4,198	157,425
Orchids Paper Products Co.	8,101	238,980
WD-40 Co.	12,763	1,318,418
		3,054,535
Personal Products - 0.2%
Elizabeth Arden, Inc. (a)(b)	22,955	183,640
Inter Parfums, Inc.	14,853	398,803
MediFast, Inc.	9,377	272,214
Natural Health Trends Corp. (b)	6,865	136,957
Nature's Sunshine Products, Inc.	9,408	80,721
Nutraceutical International Corp. (a)	7,235	171,470
Revlon, Inc. (a)	10,578	314,484
Synutra International, Inc. (a)(b)	17,969	89,126
USANA Health Sciences, Inc. (a)	4,946	627,647
		2,275,062
Tobacco - 0.2%
Universal Corp.	19,779	1,082,505
Vector Group Ltd.	75,029	1,749,676
		2,832,181

TOTAL CONSUMER STAPLES		47,620,922

ENERGY - 2.5%
Energy Equipment & Services - 0.8%
Archrock, Inc. (a)	61,213	367,278
Atwood Oceanics, Inc. (b)	56,979	349,281
Basic Energy Services, Inc. (a)(b)	36,060	82,938
Bristow Group, Inc. (b)	30,605	711,872
C&J Energy Services Ltd. (a)(b)	49,219	121,079
Carbo Ceramics, Inc. (b)	17,254	285,554
Era Group, Inc. (a)	18,212	167,186
Exterran Corp. (a)	30,351	501,399
Fairmount Santrol Holidings, Inc. (a)(b)	56,362	138,087
Forum Energy Technologies, Inc. (a)	52,400	587,404
Geospace Technologies Corp. (a)(b)	11,170	120,748
Gulfmark Offshore, Inc. Class A (a)(b)	21,238	80,492
Helix Energy Solutions Group, Inc. (a)	93,243	375,769
Hornbeck Offshore Services, Inc. (a)(b)	27,407	222,819
Independence Contract Drilling, Inc. (a)(b)	14,354	58,134
ION Geophysical Corp. (a)(b)	116,962	52,621
Key Energy Services, Inc. (a)(b)	110,140	35,322
Matrix Service Co. (a)	23,424	444,119
McDermott International, Inc. (a)(b)	209,511	578,250
Natural Gas Services Group, Inc. (a)	11,288	213,569
Newpark Resources, Inc. (a)	74,267	361,680
Nordic American Offshore Ltd. (b)	17,144	69,433
North Atlantic Drilling Ltd. (a)(b)	5,362	9,705
Oil States International, Inc. (a)	45,002	1,270,406
Parker Drilling Co. (a)	104,048	142,546
PHI, Inc. (non-vtg.) (a)	11,078	200,844
Pioneer Energy Services Corp. (a)	57,393	78,628
RigNet, Inc. (a)(b)	10,291	150,146
SEACOR Holdings, Inc. (a)(b)	15,912	732,111
Seventy Seven Energy, Inc. (a)(b)	46,519	19,938
Tesco Corp.	36,445	247,826
TETRA Technologies, Inc. (a)	69,272	428,794
Tidewater, Inc. (b)	41,501	220,370
U.S. Silica Holdings, Inc. (b)	46,862	873,976
Unit Corp. (a)	43,722	456,020
		10,756,344
Oil, Gas & Consumable Fuels - 1.7%
Abraxas Petroleum Corp. (a)	83,322	94,987
Adams Resources & Energy, Inc.	1,752	58,990
Alon U.S.A. Energy, Inc. (b)	27,220	342,428
Approach Resources, Inc. (a)(b)	28,512	36,780
Ardmore Shipping Corp.	15,782	160,187
Bill Barrett Corp. (a)(b)	43,986	162,748
Bonanza Creek Energy, Inc. (a)(b)	42,225	120,341
Callon Petroleum Co. (a)	70,451	482,589
Carrizo Oil & Gas, Inc. (a)	51,152	1,387,754
Clayton Williams Energy, Inc. (a)(b)	5,229	89,834
Clean Energy Fuels Corp. (a)(b)	63,479	170,124
Cloud Peak Energy, Inc. (a)(b)	50,695	76,043
Contango Oil & Gas Co. (a)	15,424	98,868
Delek U.S. Holdings, Inc.	50,345	856,872
DHT Holdings, Inc.	80,548	465,567
Dorian Lpg Ltd. (a)(b)	22,568	238,769
Earthstone Energy, Inc. (a)	878	10,773
Eclipse Resources Corp. (a)(b)	39,930	48,315
Energy Fuels, Inc. (a)	39,439	92,904
Energy XXI (Bermuda) Ltd. (b)	78,234	67,837
Erin Energy Corp. (a)(b)	11,499	30,472
Evolution Petroleum Corp.	21,987	102,459
EXCO Resources, Inc. (a)(b)	138,414	164,713
Frontline Ltd. (NY Shares) (b)	209,356	456,396
GasLog Ltd. (b)	36,923	275,815
Gastar Exploration, Inc. (a)(b)	69,944	83,233
Gener8 Maritime, Inc. (a)	14,338	96,495
Green Plains, Inc.	32,979	624,952
Halcon Resources Corp. (a)	60,687	33,378
Hallador Energy Co. (b)	8,991	44,775
Isramco, Inc. (a)(b)	796	63,083
Jones Energy, Inc. (a)(b)	24,023	50,689
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	5,763	0
Matador Resources Co. (a)(b)	64,287	1,030,521
Navios Maritime Acquisition Corp. (b)	73,430	167,420
Nordic American Tanker Shipping Ltd. (b)	78,247	994,519
Northern Oil & Gas, Inc. (a)(b)	52,867	174,461
Oasis Petroleum, Inc. (a)(b)	122,181	653,668
Pacific Ethanol, Inc. (a)(b)	26,537	92,614
Panhandle Royalty Co. Class A	15,113	218,081
Par Petroleum Corp. (a)(b)	13,957	333,851
Parsley Energy, Inc. Class A (a)	87,690	1,688,909
PDC Energy, Inc. (a)(b)	35,113	1,996,876
Peabody Energy Corp. (b)	15,175	67,529
Renewable Energy Group, Inc. (a)	38,468	266,583
Rex American Resources Corp. (a)(b)	5,209	278,317
Rex Energy Corp. (a)(b)	40,825	30,341
Ring Energy, Inc. (a)(b)	21,623	119,575
RSP Permian, Inc. (a)(b)	57,616	1,356,857
Sanchez Energy Corp. (a)(b)	45,210	163,660
Scorpio Tankers, Inc.	157,133	958,511
SemGroup Corp. Class A	38,522	852,877
Ship Finance International Ltd. (NY Shares) (b)	52,125	697,954
Solazyme, Inc. (a)(b)	70,764	116,761
Stone Energy Corp. (a)(b)	50,370	155,140
Synergy Resources Corp. (a)(b)	91,326	579,007
Teekay Tankers Ltd.	82,500	377,025
TransAtlantic Petroleum Ltd. (a)	18,390	17,518
Triangle Petroleum Corp. (a)(b)	36,074	16,370
Ultra Petroleum Corp. (a)(b)	133,189	301,007
Uranium Energy Corp. (a)(b)	89,433	85,462
W&T Offshore, Inc. (a)(b)	31,534	61,491
Western Refining, Inc.	62,341	2,051,019
Westmoreland Coal Co. (a)(b)	14,875	83,003
		23,076,097

TOTAL ENERGY		33,832,441

FINANCIALS - 26.1%
Banks - 9.3%
1st Source Corp.	14,220	429,728
Access National Corp.	6,359	119,613
Allegiance Bancshares, Inc. (a)	2,628	48,749
American National Bankshares, Inc.	7,632	190,800
Ameris Bancorp	28,194	815,652
Ames National Corp.	8,208	205,036
Arrow Financial Corp.	9,933	273,356
Banc of California, Inc.	31,583	476,903
BancFirst Corp.	6,390	357,457
Banco Latinoamericano de Comercio Exterior SA Series E	26,115	609,002
Bancorp, Inc., Delaware (a)	28,443	127,994
BancorpSouth, Inc.	84,509	1,764,548
Bank of Marin Bancorp	5,137	277,295
Bank of the Ozarks, Inc.	68,307	3,028,732
Banner Corp.	18,271	758,247
Bar Harbor Bankshares	5,231	181,516
BBCN Bancorp, Inc.	69,715	1,059,668
Berkshire Hills Bancorp, Inc.	25,806	716,891
Blue Hills Bancorp, Inc.	24,512	360,326
BNC Bancorp	26,202	608,410
Boston Private Financial Holdings, Inc.	72,584	751,244
Bridge Bancorp, Inc.	12,968	377,498
Bryn Mawr Bank Corp.	15,504	406,670
C1 Financial, Inc. (a)	5,144	122,942
Camden National Corp.	6,549	274,862
Capital Bank Financial Corp. Series A (b)	18,630	567,284
Capital City Bank Group, Inc.	9,698	137,227
Cardinal Financial Corp.	28,356	540,749
Cascade Bancorp (a)	27,634	149,224
Cathay General Bancorp	69,953	1,958,684
Centerstate Banks of Florida, Inc.	39,746	563,996
Central Pacific Financial Corp.	20,150	422,143
Century Bancorp, Inc. Class A (non-vtg.)	2,962	119,961
Chemical Financial Corp.	29,522	940,571
Citizens & Northern Corp.	10,725	216,109
City Holding Co.	13,259	589,495
CNB Financial Corp., Pennsylvania	12,457	226,593
CoBiz, Inc.	31,502	346,207
Columbia Banking Systems, Inc.	50,462	1,495,189
Community Bank System, Inc.	37,293	1,403,709
Community Trust Bancorp, Inc.	13,647	475,461
CommunityOne Bancorp (a)	10,750	141,470
ConnectOne Bancorp, Inc.	26,104	434,110
CU Bancorp (a)	14,701	335,918
Customers Bancorp, Inc. (a)	23,418	587,792
CVB Financial Corp.	92,954	1,423,126
Eagle Bancorp, Inc. (a)	26,209	1,238,113
Enterprise Bancorp, Inc.	6,741	159,694
Enterprise Financial Services Corp.	17,302	491,204
Equity Bancshares, Inc.	1,911	42,042
Farmers Capital Bank Corp.	6,467	174,544
FCB Financial Holdings, Inc. Class A (a)	24,476	822,883
Fidelity Southern Corp.	15,647	247,223
Financial Institutions, Inc.	12,283	337,168
First Bancorp, North Carolina	17,525	328,594
First Bancorp, Puerto Rico (a)	102,045	265,317
First Busey Corp.	21,091	388,707
First Business Finance Services, Inc.	7,544	173,210
First Citizen Bancshares, Inc.	6,742	1,658,937
First Commonwealth Financial Corp.	79,024	689,880
First Community Bancshares, Inc.	14,680	272,314
First Connecticut Bancorp, Inc.	14,961	243,415
First Financial Bancorp, Ohio	53,685	858,960
First Financial Bankshares, Inc. (b)	56,168	1,467,108
First Financial Corp., Indiana	9,558	315,892
First Interstate Bancsystem, Inc.	17,008	458,366
First Merchants Corp.	35,400	809,244
First Midwest Bancorp, Inc., Delaware	67,921	1,183,863
First NBC Bank Holding Co. (a)	13,349	419,025
First of Long Island Corp.	10,740	311,782
FirstMerit Corp.	145,170	2,813,395
Flushing Financial Corp.	25,681	564,982
FNB Corp., Pennsylvania	152,443	1,836,938
Franklin Financial Network, Inc.	4,654	129,474
Fulton Financial Corp.	154,448	1,984,657
German American Bancorp, Inc.	11,522	366,630
Glacier Bancorp, Inc.	66,142	1,560,290
Great Southern Bancorp, Inc.	9,062	359,490
Great Western Bancorp, Inc.	36,183	945,100
Green Bancorp, Inc. (a)	12,272	90,322
Guaranty Bancorp	13,093	206,346
Hampton Roads Bankshares, Inc. (a)	32,853	59,464
Hancock Holding Co.	68,194	1,633,928
Hanmi Financial Corp.	27,885	605,105
Heartland Financial U.S.A., Inc.	16,554	495,792
Heritage Commerce Corp.	22,105	216,850
Heritage Financial Corp., Washington	26,345	477,108
Heritage Oaks Bancorp	19,981	153,854
Hilltop Holdings, Inc. (a)	66,799	1,066,780
Home Bancshares, Inc.	49,962	1,934,029
HomeTrust Bancshares, Inc. (a)	16,646	307,951
Horizon Bancorp Industries	10,226	262,501
IBERIABANK Corp.	33,434	1,599,817
Independent Bank Corp.	19,918	301,559
Independent Bank Corp., Massachusetts	22,907	1,047,079
Independent Bank Group, Inc.	8,880	265,601
International Bancshares Corp.	47,307	1,097,049
Investors Bancorp, Inc.	304,256	3,556,753
Lakeland Bancorp, Inc.	33,527	375,838
Lakeland Financial Corp.	14,585	638,677
LegacyTexas Financial Group, Inc.	41,754	815,456
Live Oak Bancshares, Inc. (b)	3,937	56,063
MainSource Financial Group, Inc.	18,959	420,511
MB Financial, Inc.	65,706	2,044,771
Mercantile Bank Corp.	14,766	330,020
Merchants Bancshares, Inc.	4,358	126,861
Metro Bancorp, Inc.	10,375	295,895
MidWestOne Financial Group, Inc.	6,979	196,459
National Bank Holdings Corp.	26,200	515,878
National Bankshares, Inc. (b)	6,091	210,688
National Commerce Corp. (b)	5,299	121,877
National Penn Bancshares, Inc.	122,514	1,396,660
NBT Bancorp, Inc.	38,749	1,003,599
NewBridge Bancorp	31,273	354,010
OFG Bancorp	39,086	219,663
Old National Bancorp, Indiana (b)	101,772	1,253,831
Old Second Bancorp, Inc. (a)	25,605	182,052
Opus Bank	9,032	297,966
Pacific Continental Corp.	17,008	274,509
Pacific Premier Bancorp, Inc. (a)	18,747	384,876
Park National Corp.	11,365	1,001,370
Park Sterling Corp.	44,394	324,964
Peapack-Gladstone Financial Corp.	13,445	289,874
Penns Woods Bancorp, Inc.	4,193	164,953
People's Utah Bancorp	2,596	40,134
Peoples Bancorp, Inc.	16,071	275,778
Peoples Financial Services Corp. (b)	6,625	245,125
Pinnacle Financial Partners, Inc.	31,394	1,564,991
Preferred Bank, Los Angeles	10,345	336,213
PrivateBancorp, Inc.	68,838	2,590,374
Prosperity Bancshares, Inc.	61,366	2,601,918
QCR Holdings, Inc.	10,163	233,342
Renasant Corp.	35,133	1,115,473
Republic Bancorp, Inc., Kentucky Class A	9,173	245,011
S&T Bancorp, Inc.	30,469	822,968
Sandy Spring Bancorp, Inc.	21,535	572,831
Seacoast Banking Corp., Florida (a)	20,642	305,914
ServisFirst Bancshares, Inc.	19,548	783,288
Sierra Bancorp	11,500	209,300
Simmons First National Corp. Class A	26,154	1,158,884
South State Corp.	21,155	1,414,212
Southside Bancshares, Inc.	22,301	502,442
Southwest Bancorp, Inc., Oklahoma	16,608	278,018
State Bank Financial Corp.	31,279	602,434
Sterling Bancorp	104,692	1,644,711
Stock Yards Bancorp, Inc.	13,060	510,385
Stonegate Bank	9,661	305,964
Suffolk Bancorp	10,276	287,625
Sun Bancorp, Inc. (a)	9,372	196,625
Talmer Bancorp, Inc. Class A	44,552	715,505
Texas Capital Bancshares, Inc. (a)(b)	40,117	1,432,177
The First Bancorp, Inc.	10,998	210,172
Tompkins Financial Corp.	13,042	730,613
TowneBank	39,826	759,482
Trico Bancshares	20,372	519,690
TriState Capital Holdings, Inc. (a)	19,599	233,228
Triumph Bancorp, Inc. (a)	13,106	185,188
Trustmark Corp. (b)	58,697	1,270,203
UMB Financial Corp.	34,440	1,615,236
Umpqua Holdings Corp.	192,721	2,790,600
Union Bankshares Corp.	39,401	905,041
United Bankshares, Inc., West Virginia (b)	60,671	2,037,332
United Community Bank, Inc.	46,434	838,598
Univest Corp. of Pennsylvania	16,991	334,383
Valley National Bancorp (b)	202,916	1,785,661
Washington Trust Bancorp, Inc.	12,960	511,402
Webster Financial Corp.	79,478	2,636,285
WesBanco, Inc.	33,676	977,278
West Bancorp., Inc.	14,264	256,752
Westamerica Bancorp. (b)	22,334	975,326
Western Alliance Bancorp. (a)	75,259	2,451,938
Wilshire Bancorp, Inc.	61,910	655,627
Wintrust Financial Corp.	41,510	1,747,156
Yadkin Financial Corp.	22,152	514,812
		125,945,452
Capital Markets - 1.3%
Arlington Asset Investment Corp. (b)	19,782	219,580
Ashford, Inc. (a)	892	47,365
Associated Capital Group, Inc. (a)	5,529	149,725
BGC Partners, Inc. Class A	160,467	1,468,273
Calamos Asset Management, Inc. Class A	15,987	153,315
Cohen & Steers, Inc.	17,667	533,897
Cowen Group, Inc. Class A (a)(b)	98,337	281,244
Diamond Hill Investment Group, Inc.	2,594	438,516
Evercore Partners, Inc. Class A	30,342	1,370,548
Fifth Street Asset Management, Inc. Class A	4,149	8,713
Financial Engines, Inc. (b)	45,442	1,225,571
GAMCO Investors, Inc. Class A	5,527	160,725
Greenhill & Co., Inc.	25,529	607,080
HFF, Inc.	33,156	947,267
Houlihan Lokey	10,501	253,599
INTL FCStone, Inc. (a)	13,147	370,614
Investment Technology Group, Inc.	29,765	512,256
Janus Capital Group, Inc.	128,605	1,619,137
KCG Holdings, Inc. Class A (a)	29,723	303,769
Ladenburg Thalmann Financial Services, Inc. (a)(b)	92,929	218,383
Medley Management, Inc. (b)	5,317	32,593
Moelis & Co. Class A	15,435	392,666
OM Asset Management Ltd.	21,456	242,667
Oppenheimer Holdings, Inc. Class A (non-vtg.)	9,083	139,242
Piper Jaffray Companies (a)	13,257	450,738
Pzena Investment Management, Inc.	11,049	85,077
Safeguard Scientifics, Inc. (a)(b)	19,198	249,574
Stifel Financial Corp. (a)	59,486	1,990,402
Virtu Financial, Inc. Class A	16,616	377,183
Virtus Investment Partners, Inc.	6,002	528,176
Westwood Holdings Group, Inc.	6,754	320,140
WisdomTree Investments, Inc. (b)	100,019	1,200,228
Zais Group Holdings, Inc. (a)	3,127	19,700
		16,917,963
Consumer Finance - 0.4%
Cash America International, Inc.	23,114	692,033
Encore Capital Group, Inc. (a)(b)	22,669	519,573
Enova International, Inc. (a)	22,897	127,536
EZCORP, Inc. (non-vtg.) Class A (a)(b)	44,317	134,724
First Cash Financial Services, Inc. (a)	24,682	876,211
Green Dot Corp. Class A (a)	40,090	712,399
J.G. Wentworth Co. (a)(b)	10,324	14,454
Nelnet, Inc. Class A	20,629	669,824
PRA Group, Inc. (a)(b)	42,339	1,259,585
Regional Management Corp. (a)	9,434	125,095
World Acceptance Corp. (a)(b)	6,174	178,676
		5,310,110
Diversified Financial Services - 0.3%
Gain Capital Holdings, Inc.	28,258	196,676
MarketAxess Holdings, Inc.	32,674	3,797,699
Marlin Business Services Corp.	7,356	115,269
NewStar Financial, Inc. (a)	21,124	161,810
On Deck Capital, Inc. (a)	9,892	78,345
PICO Holdings, Inc. (a)	19,545	171,605
Resource America, Inc. Class A	14,198	61,903
Tiptree Financial, Inc.	26,416	169,855
		4,753,162
Insurance - 2.7%
AMBAC Financial Group, Inc. (a)	39,310	551,912
American Equity Investment Life Holding Co.	71,418	1,299,093
Amerisafe, Inc.	16,564	844,930
Argo Group International Holdings, Ltd.	24,386	1,385,856
Atlas Financial Holdings, Inc. (a)	9,142	159,254
Baldwin & Lyons, Inc. Class B	9,096	224,944
Citizens, Inc. Class A (a)(b)	43,568	282,321
CNO Financial Group, Inc.	162,876	2,834,042
Crawford & Co. Class B	25,088	114,150
Donegal Group, Inc. Class A	7,280	102,721
eHealth, Inc. (a)	15,868	166,455
EMC Insurance Group	6,931	161,215
Employers Holdings, Inc.	27,929	695,711
Enstar Group Ltd. (a)	7,912	1,262,360
FBL Financial Group, Inc. Class A	8,423	514,308
Federated National Holding Co.	12,500	309,250
Fidelity & Guaranty Life	9,738	243,937
First American Financial Corp.	94,889	3,261,335
FNFV Group (a)	69,485	651,769
Global Indemnity PLC (a)	7,187	216,113
Greenlight Capital Re, Ltd. (a)	25,314	491,598
Hallmark Financial Services, Inc. (a)	12,385	134,997
HCI Group, Inc.	7,646	254,230
Heritage Insurance Holdings, Inc.	21,489	425,912
Horace Mann Educators Corp.	35,958	1,104,630
Independence Holding Co.	6,241	95,737
Infinity Property & Casualty Corp.	9,974	791,836
James River Group Holdings Ltd.	9,480	321,562
Kemper Corp.	38,074	1,315,837
Maiden Holdings Ltd.	44,107	564,570
MBIA, Inc. (a)	119,225	794,039
National General Holdings Corp.	35,111	694,847
National Interstate Corp.	6,782	166,362
National Western Life Group, Inc.	1,948	449,462
Navigators Group, Inc. (a)	9,249	810,305
OneBeacon Insurance Group Ltd.	19,707	253,038
Patriot National, Inc. (b)	7,150	47,405
Primerica, Inc. (b)	42,366	1,906,894
RLI Corp.	37,797	2,241,362
Safety Insurance Group, Inc.	13,120	740,230
Selective Insurance Group, Inc.	49,866	1,561,304
State Auto Financial Corp.	13,115	286,300
State National Companies, Inc.	27,280	268,708
Stewart Information Services Corp.	20,091	712,427
Symetra Financial Corp.	64,950	2,079,699
Third Point Reinsurance Ltd. (a)	73,854	860,399
United Fire Group, Inc.	17,666	682,438
United Insurance Holdings Corp.	15,269	237,128
Universal Insurance Holdings, Inc. (b)	28,105	526,688
		36,101,620
Real Estate Investment Trusts - 9.6%
Acadia Realty Trust (SBI) (b)	60,101	2,049,444
AG Mortgage Investment Trust, Inc.	24,671	289,391
Agree Realty Corp.	18,151	670,135
Alexanders, Inc.	1,822	665,030
Altisource Residential Corp. Class B	49,986	497,361
American Assets Trust, Inc.	32,498	1,215,100
American Capital Mortgage Investment Corp.	44,448	579,157
American Residential Properties, Inc.	28,143	476,742
Anworth Mortgage Asset Corp.	91,117	388,158
Apollo Commercial Real Estate Finance, Inc.	50,921	809,644
Apollo Residential Mortgage, Inc.	28,138	305,297
Ares Commercial Real Estate Corp.	23,738	253,047
Armada Hoffler Properties, Inc.	25,678	276,552
Armour Residential REIT, Inc.	36,525	711,872
Ashford Hospitality Prime, Inc.	24,097	264,826
Ashford Hospitality Trust, Inc.	73,248	407,259
Bluerock Residental Growth (REIT), Inc.	16,561	171,572
Campus Crest Communities, Inc.	56,330	389,804
Capstead Mortgage Corp. (b)	83,336	778,358
CareTrust (REIT), Inc.	41,997	430,889
CatchMark Timber Trust, Inc.	34,671	377,567
Cedar Shopping Centers, Inc.	76,542	540,387
Chambers Street Properties	367,560	2,686,864
Chatham Lodging Trust	33,517	632,131
Chesapeake Lodging Trust	52,268	1,312,972
Colony Financial, Inc.	97,829	1,685,594
Colony Starwood Homes	33,413	719,048
CorEnergy Infrastructure Trust, Inc.	10,471	165,442
Coresite Realty Corp.	21,290	1,365,541
Cousins Properties, Inc.	189,702	1,635,231
CubeSmart	145,589	4,555,480
CyrusOne, Inc.	58,047	2,139,032
CYS Investments, Inc.	138,118	951,633
DCT Industrial Trust, Inc.	77,686	2,780,382
DiamondRock Hospitality Co.	175,883	1,459,829
DuPont Fabros Technology, Inc.	55,278	1,833,571
Dynex Capital, Inc.	46,278	277,668
Easterly Government Properties, Inc.	11,964	213,198
EastGroup Properties, Inc.	28,293	1,510,563
Education Realty Trust, Inc.	55,359	2,163,430
EPR Properties	50,001	2,997,560
Equity One, Inc.	69,718	1,932,583
FelCor Lodging Trust, Inc.	125,679	874,726
First Industrial Realty Trust, Inc.	96,916	1,995,500
First Potomac Realty Trust	51,461	503,803
Franklin Street Properties Corp.	78,573	766,872
Getty Realty Corp.	22,175	396,489
Gladstone Commercial Corp.	19,123	273,459
Government Properties Income Trust (b)	61,698	847,114
Great Ajax Corp.	3,739	41,204
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	33,328	598,238
Hatteras Financial Corp.	84,630	1,037,564
Healthcare Realty Trust, Inc. (b)	87,776	2,549,015
Hersha Hospitality Trust	40,724	715,521
Highwoods Properties, Inc. (SBI) (b)	82,292	3,480,129
Hudson Pacific Properties, Inc.	65,181	1,656,249
Independence Realty Trust, Inc. (b)	27,568	187,738
InfraReit, Inc.	19,089	368,990
Inland Real Estate Corp.	76,664	821,071
Invesco Mortgage Capital, Inc.	107,737	1,219,583
Investors Real Estate Trust (b)	107,218	699,061
iStar Financial, Inc. (a)(b)	74,442	777,174
Kite Realty Group Trust	73,055	1,935,958
Ladder Capital Corp. Class A	37,402	411,422
LaSalle Hotel Properties (SBI) (b)	98,960	2,192,954
Lexington Corporate Properties Trust	179,921	1,318,821
LTC Properties, Inc.	31,032	1,381,855
Mack-Cali Realty Corp. (b)	78,071	1,623,096
Medical Properties Trust, Inc. (b)	204,844	2,253,284
Monmouth Real Estate Investment Corp. Class A	55,183	567,281
Monogram Residential Trust, Inc. (b)	145,764	1,271,062
National Health Investors, Inc.	32,873	1,994,734
National Storage Affiliates Trust	19,970	347,278
New Residential Investment Corp.	201,867	2,299,265
New Senior Investment Group, Inc. (b)	75,292	691,933
New York (REIT), Inc.	142,133	1,461,127
New York Mortgage Trust, Inc.	95,965	464,471
NexPoint Residential Trust, Inc.	16,478	196,088
One Liberty Properties, Inc.	11,007	228,065
Orchid Island Capital, Inc.	19,310	171,473
Parkway Properties, Inc.	74,185	999,272
Pebblebrook Hotel Trust	62,974	1,537,825
Pennsylvania Real Estate Investment Trust (SBI) (b)	60,584	1,186,235
PennyMac Mortgage Investment Trust	65,344	885,411
Physicians Realty Trust	76,157	1,300,000
Potlatch Corp.	35,511	1,024,137
Preferred Apartment Communities, Inc. Class A	19,287	232,408
PS Business Parks, Inc.	17,008	1,472,553
QTS Realty Trust, Inc. Class A	24,443	1,129,267
RAIT Financial Trust	79,863	204,449
Ramco-Gershenson Properties Trust (SBI)	69,134	1,181,500
Redwood Trust, Inc. (b)	73,890	795,795
Resource Capital Corp. (b)	27,833	290,020
Retail Opportunity Investments Corp.	86,835	1,605,579
Rexford Industrial Realty, Inc.	48,330	787,296
RLJ Lodging Trust	115,830	2,118,531
Rouse Properties, Inc.	31,792	556,360
Ryman Hospitality Properties, Inc.	38,111	1,789,311
Sabra Health Care REIT, Inc.	57,074	1,047,879
Saul Centers, Inc.	9,099	462,866
Select Income REIT	54,778	1,035,304
Silver Bay Realty Trust Corp.	31,647	441,792
Sovran Self Storage, Inc.	31,099	3,504,235
Stag Industrial, Inc.	57,061	966,043
Store Capital Corp.	35,226	873,253
Summit Hotel Properties, Inc.	76,348	774,932
Sun Communities, Inc.	44,334	2,952,201
Sunstone Hotel Investors, Inc.	188,306	2,237,075
Terreno Realty Corp.	37,511	843,247
The GEO Group, Inc.	65,417	1,935,035
UMH Properties, Inc.	20,556	193,843
United Development Funding IV (b)	26,653	268,396
Universal Health Realty Income Trust (SBI)	10,981	558,164
Urban Edge Properties	77,734	1,888,936
Urstadt Biddle Properties, Inc. Class A	25,813	524,004
Washington REIT (SBI) (b)	59,672	1,505,525
Western Asset Mortgage Capital Corp. (b)	36,893	361,920
Whitestone REIT Class B	23,413	258,011
Xenia Hotels & Resorts, Inc.	97,917	1,432,526
		129,346,147
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	42,852	1,298,416
Altisource Asset Management Corp. (a)	656	10,135
Altisource Portfolio Solutions SA (a)(b)	11,447	330,818
AV Homes, Inc. (a)	10,930	111,705
Consolidated-Tomoka Land Co.	3,707	172,190
Forestar Group, Inc. (a)(b)	29,920	271,674
FRP Holdings, Inc. (a)	5,929	180,004
Kennedy-Wilson Holdings, Inc.	81,363	1,650,042
Marcus & Millichap, Inc. (a)	11,813	279,259
RE/MAX Holdings, Inc.	10,263	357,358
Tejon Ranch Co. (a)(b)	12,038	235,463
The RMR Group, Inc. (a)	6,109	127,373
The St. Joe Co. (a)(b)	48,341	769,105
		5,793,542
Thrifts & Mortgage Finance - 2.1%
Anchor BanCorp Wisconsin, Inc. (a)	6,698	285,871
Astoria Financial Corp.	78,709	1,190,867
Bank Mutual Corp.	40,666	320,448
BankFinancial Corp.	18,220	223,559
BBX Capital Corp. (a)	2,404	32,238
Bear State Financial, Inc. (a)	11,785	104,297
Beneficial Bancorp, Inc. (a)	71,960	931,882
BofI Holding, Inc. (a)(b)	53,802	923,242
Brookline Bancorp, Inc., Delaware	61,006	680,827
BSB Bancorp, Inc. (a)	6,967	153,971
Capitol Federal Financial, Inc.	122,458	1,502,560
Charter Financial Corp.	15,600	209,664
Clifton Bancorp, Inc.	22,154	319,682
Dime Community Bancshares, Inc.	27,957	480,581
Essent Group Ltd. (a)	48,702	875,175
EverBank Financial Corp.	84,701	1,191,743
Farmer Mac Class C (non-vtg.)	9,230	300,990
First Defiance Financial Corp.	8,081	314,593
Flagstar Bancorp, Inc. (a)	17,744	330,926
Fox Chase Bancorp, Inc.	9,936	194,448
Hingham Institution for Savings	1,158	142,446
HomeStreet, Inc. (a)(b)	19,351	396,308
Impac Mortgage Holdings, Inc. (a)(b)	7,365	97,218
Kearny Financial Corp.	81,718	987,971
Lendingtree, Inc. (a)	5,441	400,947
Meridian Bancorp, Inc.	47,893	672,897
Meta Financial Group, Inc.	6,664	288,951
MGIC Investment Corp. (a)(b)	297,526	1,969,622
Nationstar Mortgage Holdings, Inc. (a)(b)	34,421	347,652
NMI Holdings, Inc. (a)	44,851	235,468
Northfield Bancorp, Inc. (b)	40,971	634,231
Northwest Bancshares, Inc.	88,248	1,109,277
OceanFirst Financial Corp.	11,601	205,570
Ocwen Financial Corp. (a)(b)	94,247	509,876
Oritani Financial Corp.	38,427	642,499
PennyMac Financial Services, Inc. (a)	11,683	139,145
PHH Corp. (a)	43,558	534,892
Provident Financial Services, Inc.	57,282	1,125,018
Radian Group, Inc.	167,662	1,686,680
Stonegate Mortgage Corp. (a)(b)	12,092	50,061
Territorial Bancorp, Inc.	7,506	200,035
Trustco Bank Corp., New York	83,290	458,095
United Community Financial Corp.	43,083	264,099
United Financial Bancorp, Inc. New	43,237	488,578
Walker & Dunlop, Inc. (a)	23,218	556,303
Walter Investment Management Corp. (a)(b)	32,889	325,272
Washington Federal, Inc.	82,901	1,769,936
Waterstone Financial, Inc.	23,122	320,240
WSFS Financial Corp.	26,894	781,540
		27,908,391

TOTAL FINANCIALS		352,076,387

HEALTH CARE - 14.3%
Biotechnology - 4.8%
Abeona Therapeutics, Inc. (a)	9,409	24,557
ACADIA Pharmaceuticals, Inc. (a)(b)	73,918	1,529,363
Acceleron Pharma, Inc. (a)(b)	21,498	659,989
Achillion Pharmaceuticals, Inc. (a)(b)	103,276	698,146
Acorda Therapeutics, Inc. (a)(b)	37,534	1,382,002
Adamas Pharmaceuticals, Inc. (a)	10,764	184,495
Aduro Biotech, Inc. (b)	7,176	103,908
Advaxis, Inc. (a)(b)	26,426	180,225
Aegerion Pharmaceuticals, Inc. (a)(b)	22,134	156,709
Affimed NV (a)(b)	12,707	42,187
Agenus, Inc. (a)	67,790	213,539
Aimmune Therapeutics, Inc. (a)	9,766	133,599
Akebia Therapeutics, Inc. (a)	28,207	206,757
Alder Biopharmaceuticals, Inc. (a)(b)	20,439	494,215
AMAG Pharmaceuticals, Inc. (a)(b)	30,275	693,600
Amicus Therapeutics, Inc. (a)(b)	101,773	614,709
Anacor Pharmaceuticals, Inc. (a)	35,912	2,698,069
Anthera Pharmaceuticals, Inc. (a)(b)	35,147	113,525
Applied Genetic Technologies Corp. (a)	7,694	112,409
Ardelyx, Inc. (a)	19,563	203,651
Arena Pharmaceuticals, Inc. (a)(b)	211,684	319,643
ARIAD Pharmaceuticals, Inc. (a)	147,071	738,296
Array BioPharma, Inc. (a)(b)	124,227	383,861
Arrowhead Research Corp. (a)(b)	52,227	181,750
Asterias Biotherapeutics, Inc. (a)(b)	8,689	27,892
Atara Biotherapeutics, Inc. (a)(b)	14,687	265,835
aTyr Pharma, Inc. (a)(b)	5,024	26,527
Avalanche Biotechnologies, Inc. (a)	16,451	98,706
Axovant Sciences Ltd. (a)(b)	12,349	196,720
Bellicum Pharmaceuticals, Inc. (a)	6,945	78,479
BioCryst Pharmaceuticals, Inc. (a)	63,423	442,058
Biospecifics Technologies Corp. (a)	4,364	166,618
BioTime, Inc. (a)(b)	50,084	121,203
Blueprint Medicines Corp.	8,272	130,036
Calithera Biosciences, Inc. (a)	9,155	45,775
Cara Therapeutics, Inc. (a)	17,380	156,420
Catabasis Pharmaceuticals, Inc.	4,212	27,883
Catalyst Pharmaceutical Partners, Inc. (a)	66,793	124,235
Celldex Therapeutics, Inc. (a)(b)	86,434	717,402
Cellular Biomedicine Group, Inc. (a)(b)	8,703	120,101
Cepheid, Inc. (a)	62,947	1,853,789
ChemoCentryx, Inc. (a)(b)	23,217	86,367
Chiasma, Inc. (a)(b)	6,137	63,211
Chimerix, Inc. (a)	39,783	306,329
Cidara Therapeutics, Inc. (b)	3,953	46,092
Clovis Oncology, Inc. (a)(b)	24,445	511,389
Coherus BioSciences, Inc. (a)(b)	20,784	275,596
Concert Pharmaceuticals, Inc. (a)	13,234	202,083
CorMedix, Inc. (a)(b)	27,238	48,484
CTI BioPharma Corp. (a)	203,182	256,009
Curis, Inc. (a)	98,814	162,055
Cytokinetics, Inc. (a)	30,584	235,497
CytomX Therapeutics, Inc. (a)	6,659	104,613
CytRx Corp. (a)	56,655	104,245
Dicerna Pharmaceuticals, Inc. (a)	12,537	82,243
Dyax Corp. rights 12/31/19	125,389	351,089
Dynavax Technologies Corp. (a)	31,931	769,218
Eagle Pharmaceuticals, Inc. (a)(b)	7,532	541,551
Edge Therapeutics, Inc. (a)(b)	7,407	82,292
Emergent BioSolutions, Inc. (a)(b)	26,677	976,378
Enanta Pharmaceuticals, Inc. (a)(b)	13,970	359,029
Epizyme, Inc. (a)(b)	35,359	321,413
Esperion Therapeutics, Inc. (a)(b)	11,511	171,284
Exact Sciences Corp. (a)(b)	84,185	553,095
Exelixis, Inc. (a)(b)	198,035	914,922
Fibrocell Science, Inc. (a)(b)	21,677	55,710
FibroGen, Inc. (a)	42,019	852,145
Five Prime Therapeutics, Inc. (a)	19,872	714,398
Flexion Therapeutics, Inc. (a)(b)	12,275	190,017
Foundation Medicine, Inc. (a)(b)	10,554	153,983
Galena Biopharma, Inc. (a)(b)	160,312	107,409
Genocea Biosciences, Inc. (a)	17,914	55,713
Genomic Health, Inc. (a)	15,497	446,314
Geron Corp. (a)(b)	138,594	422,712
Global Blood Therapeutics, Inc. (a)(b)	6,084	115,170
Halozyme Therapeutics, Inc. (a)(b)	93,161	819,817
Heron Therapeutics, Inc. (a)(b)	25,647	538,331
Idera Pharmaceuticals, Inc. (a)(b)	75,522	146,513
Ignyta, Inc. (a)	18,834	187,963
Immune Design Corp. (a)	9,496	99,423
ImmunoGen, Inc. (a)(b)	75,816	643,678
Immunomedics, Inc. (a)(b)	84,697	159,230
Infinity Pharmaceuticals, Inc. (a)(b)	43,204	268,297
Inovio Pharmaceuticals, Inc. (a)(b)	63,169	421,969
Insmed, Inc. (a)	54,052	713,486
Insys Therapeutics, Inc. (a)(b)	20,399	353,923
Invitae Corp. (b)	6,075	42,525
Ironwood Pharmaceuticals, Inc. Class A (a)	110,639	1,021,198
Karyopharm Therapeutics, Inc. (a)	20,469	127,317
Keryx Biopharmaceuticals, Inc. (a)(b)	90,045	317,859
Kite Pharma, Inc. (a)(b)	28,405	1,348,953
La Jolla Pharmaceutical Co. (a)	12,071	213,777
Lexicon Pharmaceuticals, Inc. (a)(b)	36,253	369,418
Ligand Pharmaceuticals, Inc. Class B (a)(b)	15,405	1,540,038
Lion Biotechnologies, Inc. (a)(b)	38,808	232,460
Loxo Oncology, Inc. (a)(b)	7,829	161,747
Macrogenics, Inc. (a)	27,436	552,287
MannKind Corp. (a)(b)	215,515	214,933
Medgenics, Inc. (a)	18,569	66,848
Merrimack Pharmaceuticals, Inc. (a)(b)	100,920	622,676
MiMedx Group, Inc. (a)(b)	95,317	793,037
Mirati Therapeutics, Inc. (a)	10,117	217,819
Momenta Pharmaceuticals, Inc. (a)	53,341	662,495
Myriad Genetics, Inc. (a)(b)	60,872	2,372,182
NantKwest, Inc. (a)(b)	5,644	58,133
Natera, Inc. (a)(b)	8,984	76,813
Navidea Biopharmaceuticals, Inc. (a)(b)	134,267	111,442
Neurocrine Biosciences, Inc. (a)	74,866	3,185,548
NewLink Genetics Corp. (a)	18,127	441,574
Nivalis Therapeutics, Inc.	4,435	20,800
Northwest Biotherapeutics, Inc. (a)(b)	38,731	82,110
Novavax, Inc. (a)(b)	235,097	1,210,750
Ocata Therapeutics, Inc. (a)(b)	36,309	306,448
OncoCyte Corp. (a)	2,349	9,748
OncoMed Pharmaceuticals, Inc. (a)(b)	14,934	138,140
Oncothyreon, Inc. (a)	82,034	109,105
Ophthotech Corp. (a)(b)	20,798	1,127,044
Orexigen Therapeutics, Inc. (a)(b)	89,685	164,124
Organovo Holdings, Inc. (a)(b)	80,356	157,498
Osiris Therapeutics, Inc. (b)	16,962	121,448
Otonomy, Inc. (a)	16,183	241,450
OvaScience, Inc. (a)	20,714	117,034
PDL BioPharma, Inc.	143,682	451,161
Peregrine Pharmaceuticals, Inc. (a)(b)	203,164	199,101
Pfenex, Inc. (a)	14,768	130,992
Portola Pharmaceuticals, Inc. (a)(b)	43,853	1,448,465
Progenics Pharmaceuticals, Inc. (a)	61,553	256,676
Proteon Therapeutics, Inc. (a)(b)	6,538	61,000
Prothena Corp. PLC (a)	29,653	1,154,984
PTC Therapeutics, Inc. (a)(b)	29,695	707,335
Radius Health, Inc. (a)	28,971	927,941
Raptor Pharmaceutical Corp. (a)	70,728	289,985
REGENXBIO, Inc. (a)	6,349	88,251
Regulus Therapeutics, Inc. (a)(b)	25,143	145,327
Repligen Corp. (a)(b)	28,850	639,028
Retrophin, Inc. (a)	30,606	458,172
Rigel Pharmaceuticals, Inc. (a)	77,946	214,352
Sage Therapeutics, Inc. (a)	13,705	460,214
Sangamo Biosciences, Inc. (a)(b)	60,872	368,276
Sarepta Therapeutics, Inc. (a)(b)	39,276	466,599
Seres Therapeutics, Inc. (b)	7,472	201,221
Sorrento Therapeutics, Inc. (a)(b)	25,192	132,258
Spark Therapeutics, Inc. (b)	7,824	220,402
Spectrum Pharmaceuticals, Inc. (a)(b)	58,742	291,360
Stemline Therapeutics, Inc. (a)	12,798	64,502
Synergy Pharmaceuticals, Inc. (a)(b)	88,301	331,129
Synta Pharmaceuticals Corp. (a)	71,558	17,525
T2 Biosystems, Inc. (a)(b)	9,635	85,462
TESARO, Inc. (a)(b)	20,488	707,656
TG Therapeutics, Inc. (a)(b)	31,005	253,311
Threshold Pharmaceuticals, Inc. (a)(b)	55,627	17,801
Tobira Therapeutics, Inc. (a)(b)	1,640	11,775
Tokai Pharmaceuticals, Inc. (a)(b)	8,153	51,119
Trevena, Inc. (a)	27,884	202,996
Trovagene, Inc. (a)(b)	25,973	94,542
Ultragenyx Pharmaceutical, Inc. (a)	33,706	1,892,592
Vanda Pharmaceuticals, Inc. (a)(b)	37,044	315,985
Verastem, Inc. (a)	25,334	30,401
Versartis, Inc. (a)(b)	19,608	218,433
Vitae Pharmaceuticals, Inc. (a)(b)	11,694	114,601
Vital Therapies, Inc. (a)(b)	18,076	165,395
Voyager Therapeutics, Inc. (a)	5,030	53,720
vTv Therapeutics, Inc. Class A (a)	5,633	40,839
Xbiotech, Inc.	3,633	29,972
Xencor, Inc. (a)	25,014	270,651
XOMA Corp. (a)(b)	75,544	76,299
Zafgen, Inc. (a)(b)	14,411	95,833
ZIOPHARM Oncology, Inc. (a)(b)	100,822	501,085
		65,173,070
Health Care Equipment & Supplies - 3.8%
Abaxis, Inc.	19,755	860,330
Abiomed, Inc. (a)(b)	36,562	3,119,835
Accuray, Inc. (a)(b)	69,049	368,031
Analogic Corp.	10,882	806,030
Angiodynamics, Inc. (a)	22,171	250,976
Anika Therapeutics, Inc. (a)(b)	12,768	480,332
Antares Pharma, Inc. (a)(b)	134,584	165,538
Atricure, Inc. (a)(b)	24,685	431,494
Atrion Corp.	1,241	466,020
Cantel Medical Corp.	30,105	1,787,334
Cardiovascular Systems, Inc. (a)	27,702	234,082
Cerus Corp. (a)(b)	83,425	452,998
ConforMis, Inc. (a)(b)	9,124	100,364
CONMED Corp.	24,189	893,542
Corindus Vascular Robotics, Inc. (b)	18,619	37,424
Cryolife, Inc.	22,472	220,900
Cutera, Inc. (a)	11,955	134,374
Cynosure, Inc. Class A (a)(b)	19,452	704,162
EndoChoice Holdings, Inc. (a)(b)	5,812	34,930
Endologix, Inc. (a)(b)	58,481	416,970
Entellus Medical, Inc.	4,481	74,653
Exactech, Inc. (a)	9,079	181,671
Genmark Diagnostics, Inc. (a)	37,103	196,275
Glaukos Corp.	6,070	99,062
Globus Medical, Inc. (a)(b)	60,158	1,500,942
Greatbatch, Inc. (a)	22,375	863,899
Haemonetics Corp. (a)	45,263	1,432,121
Halyard Health, Inc. (a)	40,826	1,012,485
HeartWare International, Inc. (a)(b)	15,125	607,118
ICU Medical, Inc. (a)	12,388	1,192,345
Inogen, Inc. (a)	13,702	455,454
Insulet Corp. (a)	49,742	1,650,440
Integra LifeSciences Holdings Corp. (a)	24,825	1,525,496
Invacare Corp.	28,315	436,334
InVivo Therapeutics Holdings Corp. (a)(b)	23,415	103,728
Invuity, Inc.	3,926	30,152
IRadimed Corp. (a)	2,326	45,241
K2M Group Holdings, Inc. (a)	15,512	220,426
Lantheus Holdings, Inc. (a)	10,561	22,917
LDR Holding Corp. (a)	22,094	405,867
LeMaitre Vascular, Inc.	10,449	152,555
LivaNova PLC (a)	38,872	2,176,055
Masimo Corp. (a)	38,354	1,409,510
Meridian Bioscience, Inc.	36,324	699,237
Merit Medical Systems, Inc. (a)	38,612	639,029
Natus Medical, Inc. (a)	28,911	1,019,980
Neogen Corp. (a)	32,474	1,694,493
Nevro Corp. (a)(b)	14,608	902,628
Novocure Ltd. (a)	7,169	89,469
NuVasive, Inc. (a)	42,378	1,954,473
NxStage Medical, Inc. (a)	55,415	1,048,452
OraSure Technologies, Inc. (a)	49,644	271,553
Orthofix International NV (a)	16,325	644,348
Oxford Immunotec Global PLC (a)(b)	17,733	206,057
Penumbra, Inc. (a)(b)	3,919	167,733
Quidel Corp. (a)(b)	25,196	429,340
Rockwell Medical Technologies, Inc. (a)(b)	43,864	274,589
RTI Biologics, Inc. (a)	50,658	162,612
Seaspine Holdings Corp. (a)	7,543	109,072
Second Sight Medical Products, Inc. (a)(b)	9,832	45,424
Sientra, Inc. (a)(b)	6,698	56,732
Staar Surgical Co. (a)(b)	35,073	229,027
Steris PLC	74,622	5,166,790
SurModics, Inc. (a)	11,438	228,188
Tandem Diabetes Care, Inc. (a)(b)	15,554	140,142
The Spectranetics Corp. (a)(b)	36,892	444,549
TransEnterix, Inc. (a)(b)	39,250	108,330
Unilife Corp. (a)(b)	108,708	97,598
Utah Medical Products, Inc.	3,254	183,428
Vascular Solutions, Inc. (a)	15,194	415,708
Veracyte, Inc. (a)(b)	11,572	74,987
West Pharmaceutical Services, Inc.	63,020	3,606,004
Wright Medical Group NV (a)	78,229	1,560,669
Zeltiq Aesthetics, Inc. (a)(b)	28,262	656,244
		51,087,297
Health Care Providers & Services - 2.7%
AAC Holdings, Inc. (a)(b)	6,991	124,859
Aceto Corp.	25,537	583,520
Addus HomeCare Corp. (a)	5,676	120,388
Adeptus Health, Inc. Class A(a)(b)	5,369	253,309
Air Methods Corp. (a)(b)	34,407	1,339,809
Alliance Healthcare Services, Inc. (a)	4,193	31,364
Almost Family, Inc. (a)	6,325	241,868
Amedisys, Inc. (a)	24,753	884,920
AMN Healthcare Services, Inc. (a)	41,667	1,173,759
AmSurg Corp. (a)(b)	47,262	3,459,106
BioScrip, Inc. (a)(b)	60,303	107,942
BioTelemetry, Inc. (a)	23,862	225,257
Capital Senior Living Corp. (a)	25,893	474,619
Chemed Corp. (b)	14,956	2,098,626
Civitas Solutions, Inc. (a)	10,268	247,048
Corvel Corp. (a)	7,553	344,568
Cross Country Healthcare, Inc. (a)	28,026	403,574
Diplomat Pharmacy, Inc. (a)(b)	31,708	862,775
ExamWorks Group, Inc. (a)(b)	36,219	994,574
Five Star Quality Care, Inc. (a)	38,816	98,593
Genesis HealthCare, Inc. Class A (a)	30,438	54,788
Hanger, Inc. (a)(b)	30,938	417,354
HealthEquity, Inc. (a)	31,830	685,937
HealthSouth Corp.	80,142	2,868,282
Healthways, Inc. (a)	27,483	323,200
Kindred Healthcare, Inc.	73,153	706,658
Landauer, Inc. (b)	8,328	255,170
LHC Group, Inc. (a)	11,352	430,468
Magellan Health Services, Inc. (a)	21,869	1,246,533
Molina Healthcare, Inc. (a)(b)	34,409	1,889,398
National Healthcare Corp.	8,742	552,057
National Research Corp. Class A	8,527	128,672
Nobilis Health Corp. (a)(b)	28,212	59,207
Owens & Minor, Inc. (b)	55,253	1,914,516
PharMerica Corp. (a)	26,653	791,328
Providence Service Corp. (a)	11,939	530,092
RadNet, Inc. (a)	29,282	175,106
Select Medical Holdings Corp. (b)	92,154	878,228
Surgery Partners, Inc. (a)	13,932	224,445
Surgical Care Affiliates, Inc. (a)	18,855	804,543
Team Health Holdings, Inc. (a)	63,087	2,578,366
Teladoc, Inc. (b)	8,001	129,936
The Ensign Group, Inc.	44,621	1,001,741
Triple-S Management Corp. (a)	20,983	467,711
Trupanion, Inc. (a)(b)	13,912	115,609
U.S. Physical Therapy, Inc.	10,823	553,596
Universal American Spin Corp.	44,285	279,881
Wellcare Health Plans, Inc. (a)	38,582	2,931,460
		37,064,760
Health Care Technology - 0.5%
Castlight Health, Inc. Class B (a)(b)	28,079	92,941
Computer Programs & Systems, Inc. (b)	9,814	515,529
Connecture, Inc. (a)	4,940	11,658
Evolent Health, Inc. (b)	11,669	115,173
HealthStream, Inc. (a)	22,090	483,771
HMS Holdings Corp. (a)(b)	77,616	935,273
Imprivata, Inc. (a)	7,565	88,132
Medidata Solutions, Inc. (a)(b)	48,446	2,070,098
Omnicell, Inc. (a)	31,781	889,550
Press Ganey Holdings, Inc.	9,002	266,009
Quality Systems, Inc.	43,795	574,152
Vocera Communications, Inc. (a)	22,860	328,955
		6,371,241
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	21,636	320,429
Affymetrix, Inc. (a)	67,728	950,224
Albany Molecular Research, Inc. (a)(b)	21,930	357,898
Cambrex Corp. (a)	27,465	951,388
Fluidigm Corp. (a)(b)	25,318	169,884
Furiex Pharmaceuticals, Inc. rights (a)	4,241	0
Harvard Bioscience, Inc. (a)	29,683	88,159
INC Research Holdings, Inc. Class A (a)	11,391	479,903
Luminex Corp. (a)(b)	37,731	724,058
Nanostring Technologies, Inc. (a)(b)	11,778	164,303
NeoGenomics, Inc. (a)	46,580	317,676
Pacific Biosciences of California, Inc. (a)(b)	53,080	567,425
PAREXEL International Corp. (a)	48,311	3,089,972
PRA Health Sciences, Inc. (a)(b)	17,449	751,703
Sequenom, Inc. (a)(b)	103,531	166,685
		9,099,707
Pharmaceuticals - 1.8%
Aclaris Therapeutics, Inc.	4,964	110,350
Aerie Pharmaceuticals, Inc. (a)(b)	18,056	298,646
Agile Therapeutics, Inc. (a)(b)	8,609	52,515
Alimera Sciences, Inc. (a)(b)	26,291	60,732
Amphastar Pharmaceuticals, Inc. (a)	28,159	339,316
ANI Pharmaceuticals, Inc. (a)(b)	6,948	222,405
Aratana Therapeutics, Inc. (a)	24,620	82,969
Assembly Biosciences, Inc. (a)	11,904	60,948
AstraZeneca PLC rights (a)	1,000	0
Biodelivery Sciences International, Inc. (a)(b)	41,310	167,306
Carbylan Therapeutics, Inc.	10,135	24,628
Catalent, Inc. (a)	73,321	1,725,243
Cempra, Inc. (a)(b)	30,843	531,425
Collegium Pharmaceutical, Inc.	6,704	114,169
Corcept Therapeutics, Inc. (a)(b)	54,943	200,542
Corium International, Inc. (a)	8,517	49,484
DepoMed, Inc. (a)(b)	52,584	806,639
Dermira, Inc. (a)	13,619	381,332
Durect Corp. (a)	94,608	113,530
Endocyte, Inc. (a)(b)	34,473	115,485
Flex Pharma, Inc.	4,501	37,448
Foamix Pharmaceuticals Ltd. (a)	20,040	129,859
Heska Corp. (a)	5,033	188,033
Impax Laboratories, Inc. (a)	62,839	2,354,577
Innoviva, Inc.	74,634	747,833
Intersect ENT, Inc. (a)	14,486	258,285
Intra-Cellular Therapies, Inc. (a)(b)	23,383	867,042
Lannett Co., Inc. (a)(b)	23,262	593,414
MyoKardia, Inc. (a)	5,717	51,453
Nektar Therapeutics (a)(b)	115,335	1,573,169
Neos Therapeutics, Inc. (a)	4,662	63,310
Ocular Therapeutix, Inc. (a)(b)	12,463	76,274
Omeros Corp. (a)(b)	33,077	356,901
Pacira Pharmaceuticals, Inc. (a)(b)	31,932	1,897,399
Paratek Pharmaceuticals, Inc. (a)	10,767	157,414
Pernix Therapeutics Holdings, Inc. (a)(b)	36,168	78,846
Phibro Animal Health Corp. Class A (b)	15,343	514,758
Pozen, Inc. (a)	25,590	167,615
Prestige Brands Holdings, Inc. (a)	45,849	2,140,231
Relypsa, Inc. (a)(b)	28,603	538,881
Revance Therapeutics, Inc. (a)(b)	16,066	333,048
Sagent Pharmaceuticals, Inc. (a)	19,453	293,935
SciClone Pharmaceuticals, Inc. (a)(b)	43,520	347,725
Sucampo Pharmaceuticals, Inc. Class A (a)	21,583	273,025
Supernus Pharmaceuticals, Inc. (a)	30,094	341,266
Teligent, Inc. (a)(b)	36,110	259,270
Tetraphase Pharmaceuticals, Inc. (a)(b)	30,774	167,411
The Medicines Company (a)(b)	58,027	2,005,413
TherapeuticsMD, Inc. (a)(b)	126,131	901,837
Theravance Biopharma, Inc. (a)(b)	25,078	411,781
VIVUS, Inc. (a)(b)	91,791	92,709
XenoPort, Inc. (a)	51,350	255,210
Zogenix, Inc. (a)(b)	21,640	205,147
Zynerba Pharmaceuticals, Inc. (a)	2,953	19,549
		24,157,732

TOTAL HEALTH CARE		192,953,807

INDUSTRIALS - 12.3%
Aerospace & Defense - 1.4%
AAR Corp.	31,104	653,495
Aerojet Rocketdyne Holdings, Inc. (a)(b)	54,862	902,480
AeroVironment, Inc. (a)(b)	17,175	438,134
American Science & Engineering, Inc.	6,501	233,321
Astronics Corp. (a)	19,312	622,619
Cubic Corp.	18,940	756,842
Curtiss-Wright Corp.	41,596	2,870,124
DigitalGlobe, Inc. (a)	63,522	832,138
Ducommun, Inc. (a)	9,712	143,738
Engility Holdings, Inc.	15,714	212,296
Esterline Technologies Corp. (a)	25,866	2,035,913
HEICO Corp.	16,569	922,893
HEICO Corp. Class A	35,221	1,634,254
KEYW Holding Corp. (a)(b)	29,846	140,276
KLX, Inc. (a)	46,185	1,349,988
Kratos Defense & Security Solutions, Inc. (a)(b)	39,836	127,077
Moog, Inc. Class A (a)	32,419	1,501,972
National Presto Industries, Inc. (b)	4,249	336,053
Sparton Corp. (a)	8,719	149,444
Taser International, Inc. (a)(b)	46,861	721,191
Teledyne Technologies, Inc. (a)	30,900	2,510,625
Vectrus, Inc. (a)	9,242	182,622
		19,277,495
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	46,254	450,051
Atlas Air Worldwide Holdings, Inc. (a)(b)	21,776	799,832
Echo Global Logistics, Inc. (a)(b)	25,781	567,440
Forward Air Corp.	27,084	1,168,945
Hub Group, Inc. Class A (a)(b)	31,590	962,547
Park-Ohio Holdings Corp.	7,862	224,303
Radiant Logistics, Inc. (a)	25,923	85,805
XPO Logistics, Inc. (a)(b)	62,681	1,432,261
		5,691,184
Airlines - 0.4%
Allegiant Travel Co.	11,752	1,885,843
Hawaiian Holdings, Inc. (a)	41,791	1,471,461
Republic Airways Holdings, Inc. (a)(b)	42,190	89,865
SkyWest, Inc.	45,312	680,586
Virgin America, Inc. (a)(b)	22,088	681,415
		4,809,170
Building Products - 0.9%
AAON, Inc.	35,877	772,432
Advanced Drain Systems, Inc. Del (b)	29,506	666,245
American Woodmark Corp. (a)	11,250	776,250
Apogee Enterprises, Inc.	25,599	1,018,328
Builders FirstSource, Inc. (a)	44,293	355,673
Continental Building Products, Inc. (a)	27,468	410,372
Gibraltar Industries, Inc. (a)	27,140	576,454
Griffon Corp.	28,333	430,095
Insteel Industries, Inc.	16,293	399,341
Masonite International Corp. (a)	26,411	1,466,075
NCI Building Systems, Inc. (a)	23,831	247,366
Nortek, Inc. (a)	8,494	331,181
Patrick Industries, Inc. (a)	11,086	387,456
PGT, Inc. (a)	41,579	407,474
Ply Gem Holdings, Inc. (a)	19,290	192,321
Quanex Building Products Corp.	29,471	545,508
Simpson Manufacturing Co. Ltd.	36,710	1,197,847
Trex Co., Inc. (a)(b)	28,112	1,055,887
Universal Forest Products, Inc.	17,618	1,213,704
		12,450,009
Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	48,908	1,468,707
ACCO Brands Corp. (a)	96,476	585,609
ARC Document Solutions, Inc. (a)	35,899	132,467
Brady Corp. Class A	41,828	938,620
Casella Waste Systems, Inc. Class A (a)	34,779	206,935
CECO Environmental Corp.	25,556	199,337
Civeo Corp. (a)	94,520	102,082
Deluxe Corp.	43,713	2,443,557
Ennis, Inc.	22,578	450,883
Essendant, Inc.	33,457	999,026
G&K Services, Inc. Class A	17,470	1,124,719
Healthcare Services Group, Inc.	62,504	2,210,766
Heritage-Crystal Clean, Inc. (a)	11,048	105,398
Herman Miller, Inc.	52,255	1,338,773
HNI Corp.	39,005	1,326,950
InnerWorkings, Inc. (a)(b)	32,530	229,662
Interface, Inc.	57,898	977,897
Kimball International, Inc. Class B	31,212	300,884
Knoll, Inc.	42,575	781,251
Matthews International Corp. Class A	28,850	1,439,904
McGrath RentCorp.	21,737	530,600
Mobile Mini, Inc. (b)	40,171	1,041,232
Msa Safety, Inc.	25,645	1,097,606
Multi-Color Corp.	11,051	696,545
NL Industries, Inc. (a)	5,068	10,541
Quad/Graphics, Inc.	25,210	254,117
SP Plus Corp. (a)(b)	14,675	329,454
Steelcase, Inc. Class A	72,964	931,021
Team, Inc. (a)	18,032	432,768
Tetra Tech, Inc.	52,724	1,396,659
The Brink's Co.	42,561	1,251,293
TRC Companies, Inc. (a)	15,187	134,101
U.S. Ecology, Inc.	18,923	642,814
UniFirst Corp.	12,970	1,365,741
Viad Corp.	17,448	514,193
West Corp.	45,755	828,623
		28,820,735
Construction & Engineering - 0.8%
Aegion Corp. (a)	32,032	577,537
Ameresco, Inc. Class A (a)	17,781	96,906
Argan, Inc.	11,413	343,760
Comfort Systems U.S.A., Inc.	32,689	926,406
Dycom Industries, Inc. (a)(b)	29,861	1,978,590
EMCOR Group, Inc.	54,828	2,505,640
Furmanite Corp. (a)	34,476	180,654
Granite Construction, Inc.	34,482	1,332,040
Great Lakes Dredge & Dock Corp. (a)	53,115	182,716
HC2 Holdings, Inc.	22,904	87,035
MasTec, Inc. (a)	58,546	903,950
MYR Group, Inc. (a)	18,289	365,963
Northwest Pipe Co. (a)	8,544	81,766
NV5 Holdings, Inc. (a)	4,298	81,576
Orion Marine Group, Inc. (a)	24,659	89,019
Primoris Services Corp.	33,827	689,733
Tutor Perini Corp. (a)	32,880	434,345
		10,857,636
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	5,507	107,607
AZZ, Inc.	22,568	1,161,801
Encore Wire Corp.	18,051	671,678
EnerSys	38,928	1,885,283
Enphase Energy, Inc. (a)(b)	24,543	59,639
Franklin Electric Co., Inc.	41,713	1,137,931
FuelCell Energy, Inc. (a)(b)	19,307	102,906
Generac Holdings, Inc. (a)(b)	60,570	1,721,399
General Cable Corp.	42,782	501,405
LSI Industries, Inc.	18,874	217,806
Plug Power, Inc. (a)(b)	151,190	282,725
Powell Industries, Inc.	8,009	200,545
Power Solutions International, Inc. (a)(b)	3,863	46,163
PowerSecure International, Inc. (a)	19,900	218,502
Preformed Line Products Co.	2,204	83,355
Sunrun, Inc. (a)(b)	15,531	147,855
Thermon Group Holdings, Inc. (a)(b)	27,936	469,884
Vicor Corp. (a)	13,872	116,525
		9,133,009
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	33,111	496,996
Machinery - 2.7%
Accuride Corp. (a)	30,612	25,745
Actuant Corp. Class A	52,151	1,214,075
Alamo Group, Inc.	8,417	446,354
Albany International Corp. Class A	24,780	840,538
Altra Industrial Motion Corp.	23,146	519,859
American Railcar Industries, Inc.	7,849	356,345
Astec Industries, Inc.	16,487	614,965
Barnes Group, Inc.	47,875	1,556,416
Blount International, Inc.	42,332	393,688
Blue Bird Corp. (a)(b)	5,209	51,048
Briggs & Stratton Corp.	39,026	767,251
Chart Industries, Inc. (a)	26,658	432,126
CIRCOR International, Inc.	15,106	536,112
CLARCOR, Inc.	43,883	2,056,357
Columbus McKinnon Corp. (NY Shares)	17,857	255,355
Commercial Vehicle Group, Inc. (a)	26,307	81,552
Douglas Dynamics, Inc.	19,569	388,640
EnPro Industries, Inc.	19,875	883,841
ESCO Technologies, Inc.	22,730	782,594
ExOne Co. (a)(b)	8,909	67,887
Federal Signal Corp.	54,546	806,735
FreightCar America, Inc.	10,825	206,216
Global Brass & Copper Holdings, Inc.	18,685	386,966
Gorman-Rupp Co.	16,704	424,616
Graham Corp.	8,913	154,195
Greenbrier Companies, Inc.	23,157	598,840
Harsco Corp.	70,354	453,080
Hillenbrand, Inc.	54,986	1,489,021
Hurco Companies, Inc.	6,168	166,536
Hyster-Yale Materials Handling Class A	8,260	429,024
John Bean Technologies Corp.	25,562	1,170,995
Kadant, Inc.	9,571	371,451
L.B. Foster Co. Class A	8,805	101,522
Lindsay Corp. (b)	10,264	721,970
Lydall, Inc. (a)	14,866	419,965
Meritor, Inc. (a)	85,399	583,275
Milacron Holdings Corp. (a)(b)	12,791	163,085
Miller Industries, Inc.	9,902	212,794
Mueller Industries, Inc.	49,739	1,265,858
Mueller Water Products, Inc. Class A	140,637	1,154,630
Navistar International Corp. (a)(b)	44,816	325,812
NN, Inc.	23,307	282,481
Omega Flex, Inc.	2,429	71,898
Proto Labs, Inc. (a)(b)	20,368	1,120,036
RBC Bearings, Inc. (a)	20,447	1,213,121
Rexnord Corp. (a)	89,133	1,459,107
Standex International Corp.	11,165	806,336
Sun Hydraulics Corp.	19,884	506,247
Tennant Co.	16,085	870,359
Titan International, Inc.	38,314	114,942
TriMas Corp. (a)	39,645	685,462
Twin Disc, Inc.	6,910	79,050
Wabash National Corp. (a)	59,436	657,362
Watts Water Technologies, Inc. Class A	24,606	1,212,338
Woodward, Inc.	57,138	2,639,204
Xerium Technologies, Inc. (a)	9,671	86,846
		35,682,123
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)(b)	17,133	22,616
Golden Ocean Group Ltd. (a)(b)	55,512	41,251
Matson, Inc.	38,123	1,540,550
Navios Maritime Holdings, Inc. (b)	70,166	68,349
Safe Bulkers, Inc. (b)	33,039	14,481
Scorpio Bulkers, Inc. (a)(b)	23,242	76,234
Ultrapetrol (Bahamas) Ltd. (a)	15,203	973
		1,764,454
Professional Services - 1.5%
Acacia Research Corp.	44,714	167,230
Advisory Board Co. (a)	37,161	1,700,859
Barrett Business Services, Inc.	6,283	246,105
CBIZ, Inc. (a)	42,797	432,250
CDI Corp.	12,853	66,064
CEB, Inc.	29,296	1,727,878
CRA International, Inc. (a)	7,997	148,984
Exponent, Inc.	22,707	1,165,096
Franklin Covey Co. (a)	10,720	189,851
FTI Consulting, Inc. (a)(b)	36,415	1,234,104
GP Strategies Corp. (a)	11,747	284,160
Heidrick & Struggles International, Inc.	15,919	419,625
Hill International, Inc. (a)	32,493	109,826
Huron Consulting Group, Inc. (a)	20,282	1,138,023
ICF International, Inc. (a)	17,095	584,820
Insperity, Inc.	16,960	762,013
Kelly Services, Inc. Class A (non-vtg.)	26,757	443,631
Kforce, Inc.	21,475	478,893
Korn/Ferry International	44,077	1,358,012
MISTRAS Group, Inc. (a)	14,715	332,412
Navigant Consulting, Inc. (a)	42,111	664,933
On Assignment, Inc. (a)	45,305	1,751,038
Pendrell Corp. (a)	148,219	80,023
Resources Connection, Inc.	32,765	495,079
RPX Corp. (a)	47,488	549,911
TriNet Group, Inc. (a)	35,970	532,356
TrueBlue, Inc. (a)	36,743	839,210
Volt Information Sciences, Inc. (a)	7,820	59,979
VSE Corp.	3,659	219,540
WageWorks, Inc. (a)	31,297	1,400,228
		19,582,133
Road & Rail - 0.5%
ArcBest Corp.	23,205	476,399
Celadon Group, Inc.	24,043	190,901
Covenant Transport Group, Inc. Class A (a)	10,307	201,296
Heartland Express, Inc. (b)	44,033	755,166
Knight Transportation, Inc. (b)	54,779	1,340,442
Marten Transport Ltd.	20,941	351,390
P.A.M. Transportation Services, Inc. (a)	2,644	68,295
Roadrunner Transportation Systems, Inc. (a)	24,768	196,163
Saia, Inc. (a)	21,853	467,436
Swift Transporation Co. (a)(b)	77,141	1,258,170
U.S.A. Truck, Inc. (a)	8,645	139,790
Universal Truckload Services, Inc.	6,978	90,086
Werner Enterprises, Inc.	38,810	937,262
YRC Worldwide, Inc. (a)	28,675	296,500
		6,769,296
Trading Companies & Distributors - 0.7%
Aircastle Ltd. (b)	54,676	938,787
Applied Industrial Technologies, Inc.	35,106	1,349,475
Beacon Roofing Supply, Inc. (a)	43,451	1,759,766
BMC Stock Holdings, Inc. (a)	32,895	472,701
CAI International, Inc. (a)(b)	14,454	90,338
DXP Enterprises, Inc. (a)	11,101	174,064
H&E Equipment Services, Inc.	27,307	318,127
Kaman Corp.	23,718	944,925
Lawson Products, Inc. (a)	5,123	99,284
MRC Global, Inc. (a)(b)	90,325	907,766
Neff Corp. (a)	8,683	44,544
Rush Enterprises, Inc. Class A (a)	30,893	590,056
TAL International Group, Inc.	29,092	328,158
Textainer Group Holdings Ltd. (b)	19,445	207,089
Titan Machinery, Inc. (a)(b)	15,314	130,016
Univar, Inc.	35,196	447,341
Veritiv Corp. (a)(b)	7,305	225,359
		9,027,796
Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (a)	53,725	606,555

TOTAL INDUSTRIALS		164,968,591

INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 1.5%
ADTRAN, Inc.	43,661	792,884
Aerohive Networks, Inc. (a)(b)	19,515	91,525
Alliance Fiber Optic Products, Inc. (a)	12,773	183,548
Applied Optoelectronics, Inc. (a)(b)	14,905	243,995
Bel Fuse, Inc. Class B (non-vtg.)	9,104	138,108
Black Box Corp.	13,557	103,304
CalAmp Corp. (a)	31,764	539,988
Calix Networks, Inc. (a)	38,967	299,267
Ciena Corp. (a)(b)	108,099	1,920,919
Clearfield, Inc. (a)(b)	9,925	146,890
Comtech Telecommunications Corp.	14,244	278,043
Digi International, Inc. (a)	22,358	203,905
EMCORE Corp. (a)	17,429	105,620
Extreme Networks, Inc. (a)	87,267	240,857
Finisar Corp. (a)(b)	91,018	1,155,929
Harmonic, Inc. (a)	78,419	258,783
Infinera Corp. (a)(b)	116,617	1,786,572
InterDigital, Inc.	31,591	1,422,859
Ixia (a)	52,737	504,693
KVH Industries, Inc. (a)	14,126	136,316
NETGEAR, Inc. (a)	28,150	1,051,966
NetScout Systems, Inc. (a)	80,595	1,736,822
Novatel Wireless, Inc. (a)(b)	31,439	33,954
Oclaro, Inc. (a)(b)	85,018	294,162
Plantronics, Inc.	30,803	1,380,898
Polycom, Inc. (a)	118,309	1,205,569
Ruckus Wireless, Inc. (a)	66,092	555,834
ShoreTel, Inc. (a)	56,180	461,238
Sonus Networks, Inc. (a)	43,396	260,376
Ubiquiti Networks, Inc. (a)(b)	26,821	794,170
ViaSat, Inc. (a)(b)	37,403	2,337,688
		20,666,682
Electronic Equipment & Components - 2.7%
Agilysys, Inc. (a)	13,486	133,511
Anixter International, Inc. (a)	24,998	1,235,901
AVX Corp.	40,134	460,738
Badger Meter, Inc.	12,648	706,138
Belden, Inc.	37,368	1,596,361
Benchmark Electronics, Inc. (a)	45,850	962,850
Checkpoint Systems, Inc.	36,854	238,814
Coherent, Inc. (a)	20,869	1,612,548
Control4 Corp. (a)(b)	18,385	125,570
CTS Corp.	29,141	458,971
Daktronics, Inc.	33,503	269,029
DTS, Inc. (a)	15,477	344,828
Electro Rent Corp.	14,485	126,599
ePlus, Inc. (a)	4,872	461,427
Fabrinet (a)	31,028	772,907
FARO Technologies, Inc. (a)(b)	15,139	388,618
FEI Co.	36,400	2,637,180
GSI Group, Inc. (a)	30,921	382,184
II-VI, Inc. (a)	45,899	954,699
Insight Enterprises, Inc. (a)	33,739	797,253
InvenSense, Inc. (a)(b)	67,991	558,206
Itron, Inc. (a)	33,674	1,109,895
Kimball Electronics, Inc. (a)	25,628	257,305
Knowles Corp. (a)(b)	76,472	1,040,019
Littelfuse, Inc.	19,765	2,014,054
Mercury Systems, Inc. (a)	29,948	571,707
Mesa Laboratories, Inc.	2,531	263,224
Methode Electronics, Inc. Class A	33,620	876,137
MTS Systems Corp.	13,067	697,778
Multi-Fineline Electronix, Inc. (a)	7,999	133,823
Newport Corp. (a)	34,924	531,893
OSI Systems, Inc. (a)	17,350	951,127
Park Electrochemical Corp.	17,762	289,165
PC Connection, Inc.	9,248	208,727
Plexus Corp. (a)	29,424	1,028,369
RealD, Inc. (a)	35,172	365,437
Rofin-Sinar Technologies, Inc. (a)	24,599	627,029
Rogers Corp. (a)	16,325	774,948
Sanmina Corp. (a)	69,041	1,293,828
ScanSource, Inc. (a)	23,754	745,401
SYNNEX Corp.	25,167	2,112,770
Tech Data Corp. (a)	32,090	2,002,416
TTM Technologies, Inc. (a)(b)	51,812	302,064
Universal Display Corp. (a)	35,233	1,729,940
Vishay Intertechnology, Inc. (b)	118,612	1,359,294
Vishay Precision Group, Inc. (a)	11,029	130,363
		36,641,045
Internet Software & Services - 2.4%
Actua Corp. (a)	35,879	339,415
Alarm.com Holdings, Inc.	6,929	111,903
Amber Road, Inc. (a)(b)	14,584	63,732
Angie's List, Inc. (a)	38,117	323,613
Apigee Corp.	4,568	35,265
AppFolio, Inc. (a)(b)	4,725	63,315
Bankrate, Inc. (a)(b)	58,472	668,920
Bazaarvoice, Inc. (a)	52,704	190,788
Benefitfocus, Inc. (a)(b)	6,911	201,525
Blucora, Inc. (a)(b)	35,979	310,499
Box, Inc. Class A (b)	11,409	122,761
Brightcove, Inc. (a)	28,789	159,491
Carbonite, Inc. (a)	16,026	143,753
Care.com, Inc. (a)(b)	17,029	102,004
ChannelAdvisor Corp. (a)	18,938	231,612
Cimpress NV (a)(b)	28,737	2,256,429
comScore, Inc. (a)	30,154	1,161,834
Constant Contact, Inc. (a)	28,142	889,569
Cornerstone OnDemand, Inc. (a)	47,276	1,450,900
Cvent, Inc. (a)(b)	20,510	541,669
Demandware, Inc. (a)(b)	29,267	1,241,799
DHI Group, Inc. (a)	39,027	363,341
EarthLink Holdings Corp.	90,047	533,078
Endurance International Group Holdings, Inc. (a)(b)	50,867	466,959
Envestnet, Inc. (a)(b)	33,963	796,432
Everyday Health, Inc. (a)	17,898	82,331
Five9, Inc. (a)	20,918	174,247
Gogo, Inc. (a)(b)	49,312	717,490
GrubHub, Inc. (a)(b)	65,894	1,242,102
GTT Communications, Inc. (a)	21,438	319,212
Hortonworks, Inc. (a)(b)	6,270	60,819
Instructure, Inc. (a)	4,410	76,425
Internap Network Services Corp. (a)	48,487	187,160
IntraLinks Holdings, Inc. (a)	35,285	284,397
j2 Global, Inc.	42,226	3,061,807
Limelight Networks, Inc. (a)	52,762	65,953
Liquidity Services, Inc. (a)	20,570	133,911
LivePerson, Inc. (a)	50,146	283,826
LogMeIn, Inc. (a)(b)	21,605	1,128,645
Marchex, Inc. Class B	28,634	109,382
Marin Software, Inc. (a)	26,110	88,513
Marketo, Inc. (a)	30,551	580,775
MaxPoint Interactive, Inc. (b)	4,863	7,586
MINDBODY, Inc. (b)	5,856	69,218
Monster Worldwide, Inc. (a)(b)	79,591	397,159
New Relic, Inc. (a)	5,118	144,430
NIC, Inc.	57,423	1,136,401
Opower, Inc. (a)(b)	23,059	196,002
Q2 Holdings, Inc. (a)	16,989	367,982
QuinStreet, Inc. (a)	31,960	121,768
Quotient Technology, Inc. (a)(b)	53,227	323,088
RealNetworks, Inc. (a)	19,095	69,124
Reis, Inc.	7,515	169,463
RetailMeNot, Inc. (a)	33,586	305,633
Rocket Fuel, Inc. (a)(b)	23,616	73,918
SciQuest, Inc. (a)	24,278	309,059
Shutterstock, Inc. (a)(b)	17,204	497,024
SPS Commerce, Inc. (a)(b)	14,486	945,646
Stamps.com, Inc. (a)	12,493	1,172,093
TechTarget, Inc. (a)	17,247	137,114
Textura Corp. (a)(b)	17,427	275,172
Travelzoo, Inc. (a)	5,810	47,119
TrueCar, Inc. (a)(b)	42,998	278,627
United Online, Inc. (a)	12,917	137,049
Web.com Group, Inc. (a)	38,420	723,449
WebMD Health Corp. (a)(b)	33,102	1,691,843
Wix.com Ltd. (a)(b)	16,452	335,950
Xactly Corp. (a)	6,812	47,412
XO Group, Inc. (a)	23,289	347,006
		31,693,936
IT Services - 2.8%
6D Global Technologies, Inc. (a)(b)	14,367	41,808
Acxiom Corp. (a)	68,482	1,280,613
Blackhawk Network Holdings, Inc. (a)	47,559	1,792,499
CACI International, Inc. Class A (a)	21,173	1,758,841
Cardtronics, Inc. (a)(b)	39,298	1,210,771
Cass Information Systems, Inc.	10,018	509,916
Ciber, Inc. (a)	67,583	219,645
Convergys Corp.	86,550	2,115,282
CSG Systems International, Inc.	28,669	1,001,695
Datalink Corp. (a)	18,067	129,721
EPAM Systems, Inc. (a)	42,834	3,208,267
Euronet Worldwide, Inc. (a)	45,420	3,623,153
Everi Holdings, Inc. (a)	57,802	162,424
EVERTEC, Inc.	57,623	791,740
ExlService Holdings, Inc. (a)	29,142	1,272,340
Forrester Research, Inc.	8,673	277,276
Hackett Group, Inc.	20,845	307,881
Heartland Payment Systems, Inc.	32,048	2,950,980
Lionbridge Technologies, Inc. (a)	56,543	261,794
Luxoft Holding, Inc. (a)	16,080	1,207,286
ManTech International Corp. Class A	21,211	611,513
Maximus, Inc.	57,706	3,079,769
ModusLink Global Solutions, Inc. (a)(b)	32,202	69,234
MoneyGram International, Inc. (a)	26,038	138,001
Neustar, Inc. Class A (a)(b)	48,501	1,192,155
Perficient, Inc. (a)	30,870	588,074
PFSweb, Inc. (a)	10,587	131,067
Science Applications International Corp.	40,321	1,718,481
ServiceSource International, Inc. (a)	51,727	200,183
Sykes Enterprises, Inc. (a)	34,126	1,004,669
Syntel, Inc. (a)	27,402	1,297,211
Teletech Holdings, Inc.	14,170	378,481
Travelport Worldwide Ltd.	92,529	1,007,641
Unisys Corp. (a)(b)	43,828	430,391
Virtusa Corp. (a)	25,952	1,160,573
		37,131,375
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Energy Industries, Inc. (a)	35,844	1,006,500
Advanced Micro Devices, Inc. (a)(b)	557,657	1,226,845
Alpha & Omega Semiconductor Ltd. (a)	16,251	155,197
Ambarella, Inc. (a)(b)	27,463	1,089,732
Amkor Technology, Inc. (a)	86,160	529,022
Applied Micro Circuits Corp.(a)	70,774	393,503
Axcelis Technologies, Inc. (a)	99,844	261,591
Brooks Automation, Inc.	59,034	562,594
Cabot Microelectronics Corp.	21,662	880,344
Cascade Microtech, Inc. (a)	11,929	189,075
Cavium, Inc. (a)	48,466	2,799,881
Ceva, Inc. (a)	17,923	414,917
Cirrus Logic, Inc. (a)(b)	55,547	1,928,592
Cohu, Inc.	22,725	275,200
Diodes, Inc. (a)	32,899	629,358
DSP Group, Inc. (a)	19,588	187,457
Entegris, Inc. (a)	122,985	1,434,005
Exar Corp. (a)	34,605	190,328
Fairchild Semiconductor International, Inc. (a)	101,949	2,088,935
FormFactor, Inc. (a)	50,309	418,068
Inphi Corp. (a)	33,581	931,873
Integrated Device Technology, Inc. (a)	129,966	3,311,534
Intersil Corp. Class A	115,532	1,501,916
IXYS Corp.	21,924	261,553
Kopin Corp. (a)	56,145	108,360
Lattice Semiconductor Corp. (a)	101,334	492,483
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	20,574	792,099
Mattson Technology, Inc. (a)	64,246	224,219
MaxLinear, Inc. Class A (a)	45,319	697,006
Microsemi Corp. (a)(b)	95,182	3,017,269
MKS Instruments, Inc.	46,723	1,655,863
Monolithic Power Systems, Inc.	34,631	2,166,862
Nanometrics, Inc. (a)	21,096	298,086
NeoPhotonics Corp. (a)	24,335	218,285
NVE Corp.	4,153	205,989
PDF Solutions, Inc. (a)	24,458	264,880
Photronics, Inc. (a)	58,260	695,624
Power Integrations, Inc.	25,796	1,215,765
Rambus, Inc. (a)(b)	101,127	1,237,794
Rudolph Technologies, Inc. (a)	27,884	357,194
Semtech Corp. (a)	58,166	1,169,137
Sigma Designs, Inc. (a)	30,930	205,066
Silicon Laboratories, Inc. (a)	37,427	1,706,671
Synaptics, Inc. (a)(b)	32,267	2,365,494
Tessera Technologies, Inc.	46,113	1,328,977
Ultra Clean Holdings, Inc. (a)	27,835	143,629
Ultratech, Inc. (a)	24,023	484,544
Veeco Instruments, Inc. (a)	35,153	655,252
Xcerra Corp. (a)	48,186	264,059
		44,638,627
Software - 4.6%
A10 Networks, Inc. (a)	29,695	175,794
ACI Worldwide, Inc. (a)	102,275	1,830,723
American Software, Inc. Class A	21,598	210,149
Aspen Technology, Inc. (a)	74,778	2,425,798
AVG Technologies NV (a)	35,896	677,358
Barracuda Networks, Inc. (a)	6,720	71,098
Blackbaud, Inc.	41,065	2,524,676
Bottomline Technologies, Inc. (a)(b)	35,826	1,032,505
BroadSoft, Inc. (a)(b)	25,528	873,313
Callidus Software, Inc. (a)	48,463	747,784
Code Rebel Corp.	762	1,730
CommVault Systems, Inc. (a)	39,619	1,486,505
Digimarc Corp. (a)(b)	6,664	238,438
Digital Turbine, Inc. (a)(b)	48,599	64,151
Ebix, Inc.(b)	23,495	801,649
Ellie Mae, Inc. (a)(b)	25,758	1,798,681
EnerNOC, Inc. (a)(b)	23,777	124,829
EPIQ Systems, Inc.	28,370	355,192
Fair Isaac Corp.	27,191	2,598,644
Fleetmatics Group PLC (a)(b)	33,497	1,454,105
Gigamon, Inc. (a)	23,984	627,182
Globant SA (a)(b)	13,406	407,811
Glu Mobile, Inc. (a)(b)	105,060	232,183
Guidance Software, Inc. (a)(b)	15,777	75,730
Guidewire Software, Inc. (a)(b)	61,452	3,382,318
HubSpot, Inc. (a)	16,501	669,776
Imperva, Inc. (a)(b)	23,261	1,199,337
Infoblox, Inc. (a)(b)	52,433	846,269
Interactive Intelligence Group, Inc. (a)(b)	15,195	362,857
Jive Software, Inc. (a)	41,176	143,292
Manhattan Associates, Inc. (a)	64,633	3,726,092
Mentor Graphics Corp.	87,595	1,522,401
MicroStrategy, Inc. Class A (a)	8,133	1,403,024
MobileIron, Inc. (a)(b)	34,262	126,427
Model N, Inc. (a)	18,654	203,329
Monotype Imaging Holdings, Inc.	35,043	873,972
Park City Group, Inc. (a)(b)	9,421	82,245
Paycom Software, Inc. (a)(b)	27,656	833,828
Paylocity Holding Corp. (a)(b)	13,433	418,035
Pegasystems, Inc.	31,321	736,044
Progress Software Corp. (a)	44,272	1,146,202
Proofpoint, Inc. (a)(b)	34,539	1,739,384
PROS Holdings, Inc. (a)(b)	21,010	258,003
QAD, Inc. Class A	8,731	161,611
Qlik Technologies, Inc. (a)	80,018	2,003,651
Qualys, Inc. (a)	21,822	567,154
Rapid7, Inc. (a)(b)	7,029	92,080
RealPage, Inc. (a)	46,212	891,429
RingCentral, Inc. (a)	46,974	1,024,973
Rovi Corp. (a)	73,345	1,427,294
Sapiens International Corp. NV	20,843	209,681
SeaChange International, Inc. (a)	29,471	183,310
Silver Spring Networks, Inc. (a)	31,808	364,202
Synchronoss Technologies, Inc. (a)(b)	33,964	1,040,657
Take-Two Interactive Software, Inc. (a)(b)	74,067	2,570,125
Tangoe, Inc. (a)(b)	34,310	287,175
TeleCommunication Systems, Inc. Class A (a)	43,558	216,048
TeleNav, Inc. (a)	24,817	142,946
The Rubicon Project, Inc. (a)(b)	22,518	303,768
TiVo, Inc. (a)	85,112	679,194
Tubemogul, Inc. (a)	13,770	155,188
Tyler Technologies, Inc. (a)	29,488	4,631,385
Varonis Systems, Inc. (a)(b)	7,895	148,584
Vasco Data Security International, Inc. (a)(b)	25,637	397,374
Verint Systems, Inc. (a)	53,734	1,967,202
VirnetX Holding Corp. (a)(b)	39,623	157,700
Workiva, Inc. (a)	6,409	95,686
Xura, Inc. (a)	19,743	423,685
Zendesk, Inc. (a)	47,104	1,036,759
Zix Corp. (a)(b)	50,646	227,401
		61,915,125
Technology Hardware, Storage & Peripherals - 0.7%
Avid Technology, Inc. (a)	28,412	201,725
CPI Card Group (a)(b)	14,866	125,023
Cray, Inc. (a)	35,751	1,408,232
Diebold, Inc. (b)	56,824	1,575,161
Eastman Kodak Co. (a)(b)	15,462	141,013
Electronics for Imaging, Inc. (a)	41,034	1,697,987
Imation Corp. (a)	29,245	24,557
Immersion Corp. (a)	24,663	209,142
Nimble Storage, Inc. (a)	44,556	292,733
Pure Storage, Inc. Class A (a)(b)	25,019	325,497
QLogic Corp. (a)	76,412	979,602
Quantum Corp. (a)	188,793	89,714
Silicon Graphics International Corp. (a)	30,412	178,671
Stratasys Ltd. (a)(b)	44,675	728,203
Super Micro Computer, Inc. (a)(b)	32,301	961,924
Violin Memory, Inc. (a)(b)	75,610	67,293
		9,006,477

TOTAL INFORMATION TECHNOLOGY		241,693,267

MATERIALS - 3.5%
Chemicals - 1.7%
A. Schulman, Inc.	25,476	645,052
American Vanguard Corp.	25,626	288,549
Axiall Corp.	61,030	1,094,268
Balchem Corp.	27,245	1,529,534
Calgon Carbon Corp.	45,929	743,591
Chase Corp.	6,049	277,952
Chemtura Corp. (a)	58,821	1,543,463
Core Molding Technologies, Inc. (a)	6,865	74,348
Ferro Corp. (a)	64,062	595,136
Flotek Industries, Inc. (a)(b)	46,304	309,311
FutureFuel Corp.	21,428	268,279
H.B. Fuller Co.	44,131	1,642,556
Hawkins, Inc.	9,733	364,696
Innophos Holdings, Inc.	17,254	460,854
Innospec, Inc.	21,223	1,057,967
Intrepid Potash, Inc. (a)	46,789	102,000
KMG Chemicals, Inc.	8,473	195,387
Koppers Holdings, Inc.	18,036	305,349
Kraton Performance Polymers, Inc. (a)	27,515	403,920
Kronos Worldwide, Inc. (b)	19,074	89,648
LSB Industries, Inc. (a)	17,394	97,406
Minerals Technologies, Inc.	30,453	1,248,268
Olin Corp.	144,587	2,449,304
OMNOVA Solutions, Inc. (a)	41,363	217,156
PolyOne Corp.	78,208	2,116,308
Quaker Chemical Corp.	11,679	876,042
Rayonier Advanced Materials, Inc.	35,567	248,969
Rentech, Inc. (a)	18,122	35,338
Senomyx, Inc. (a)(b)	38,696	130,792
Sensient Technologies Corp.	40,904	2,440,742
Stepan Co.	16,897	759,689
Trecora Resources (a)	17,320	182,206
Tredegar Corp.	22,047	289,477
Trinseo SA (a)(b)	9,962	236,996
Tronox Ltd. Class A (b)	55,829	199,310
Valhi, Inc. (b)	13,793	16,414
		23,536,277
Construction Materials - 0.2%
Headwaters, Inc. (a)	64,625	1,032,061
Summit Materials, Inc.	28,002	444,392
U.S. Concrete, Inc. (a)	12,790	581,689
United States Lime & Minerals, Inc.	1,653	90,865
		2,149,007
Containers & Packaging - 0.3%
AEP Industries, Inc.	3,456	292,516
Berry Plastics Group, Inc. (a)	104,556	3,251,692
Greif, Inc. Class A	26,983	713,161
Multi Packaging Solutions International Ltd.	16,649	246,738
Myers Industries, Inc.	21,617	246,218
		4,750,325
Metals & Mining - 0.7%
AK Steel Holding Corp. (a)(b)	155,526	317,273
Carpenter Technology Corp. (b)	44,171	1,226,187
Century Aluminum Co. (a)(b)	43,181	203,814
Cliffs Natural Resources, Inc. (a)(b)	133,790	215,402
Coeur d'Alene Mines Corp. (a)(b)	119,353	263,770
Commercial Metals Co.	101,326	1,410,458
Ferroglobe PLC	56,946	484,041
Handy & Harman Ltd. (a)	2,180	37,104
Haynes International, Inc.	11,193	358,176
Hecla Mining Co. (b)	323,758	602,190
Horsehead Holding Corp. (a)(b)	46,741	12,036
Kaiser Aluminum Corp.	15,012	1,167,033
Materion Corp.	17,704	433,571
Olympic Steel, Inc.	7,977	74,505
Real Industries, Inc. (a)	21,701	138,886
Ryerson Holding Corp. (a)(b)	8,130	27,479
Schnitzer Steel Industries, Inc. Class A	23,253	312,753
Stillwater Mining Co. (a)(b)	105,869	693,442
SunCoke Energy, Inc.	57,263	216,454
TimkenSteel Corp. (b)	34,217	308,295
Worthington Industries, Inc.	42,062	1,286,677
		9,789,546
Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	34,612	715,084
Clearwater Paper Corp. (a)	16,020	627,343
Deltic Timber Corp.	9,578	526,024
Kapstone Paper & Packaging Corp.	74,635	1,103,105
Louisiana-Pacific Corp. (a)(b)	124,697	1,960,237
Neenah Paper, Inc.	14,595	882,122
P.H. Glatfelter Co.	37,887	559,212
Schweitzer-Mauduit International, Inc.	26,587	1,116,654
		7,489,781

TOTAL MATERIALS		47,714,936

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
8x8, Inc. (a)(b)	77,295	970,825
Atlantic Tele-Network, Inc.	8,944	688,599
Cincinnati Bell, Inc. (a)	184,835	598,865
Cogent Communications Group, Inc. (b)	40,362	1,348,494
Consolidated Communications Holdings, Inc.	44,361	888,994
FairPoint Communications, Inc. (a)(b)	18,322	274,830
General Communications, Inc. Class A (a)	30,512	552,877
Globalstar, Inc. (a)(b)	414,425	530,464
Hawaiian Telcom Holdco, Inc. (a)	9,929	236,906
IDT Corp. Class B	14,706	186,766
inContact, Inc. (a)(b)	53,579	463,458
Inteliquent, Inc.	29,327	503,838
Intelsat SA (a)(b)	23,375	78,073
Iridium Communications, Inc. (a)(b)	71,410	497,014
Lumos Networks Corp.	20,007	231,681
ORBCOMM, Inc. (a)(b)	52,904	386,199
PDVWireless, Inc. (a)(b)	11,416	274,783
Straight Path Communications, Inc. Class B(a)(b)	8,156	183,510
Vonage Holdings Corp. (a)	162,958	835,975
Windstream Holdings, Inc. (b)	88,084	508,245
		10,240,396
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	31,336	191,150
Leap Wireless International, Inc. rights (a)	29,000	74,820
NTELOS Holdings Corp. (a)(b)	14,959	138,371
Shenandoah Telecommunications Co.	42,404	974,444
Spok Holdings, Inc.	19,138	344,675
		1,723,460

TOTAL TELECOMMUNICATION SERVICES		11,963,856

UTILITIES - 4.2%
Electric Utilities - 1.4%
Allete, Inc.	42,686	2,258,089
Cleco Corp.	52,900	2,811,106
El Paso Electric Co.	35,368	1,447,612
Empire District Electric Co.	38,215	1,121,228
Genie Energy Ltd. Class B	10,407	87,523
IDACORP, Inc.	44,058	3,065,996
MGE Energy, Inc.	30,351	1,470,506
Otter Tail Corp.	32,772	912,372
PNM Resources, Inc.	69,716	2,189,780
Portland General Electric Co.	77,730	3,021,365
Spark Energy, Inc. Class A,	2,457	66,437
Unitil Corp.	12,191	472,401
		18,924,415
Gas Utilities - 1.5%
Chesapeake Utilities Corp.	13,260	834,982
Laclede Group, Inc.	37,848	2,420,001
New Jersey Resources Corp.	74,996	2,641,359
Northwest Natural Gas Co.	23,907	1,241,969
ONE Gas, Inc.	46,049	2,604,531
Piedmont Natural Gas Co., Inc.	68,963	4,085,368
South Jersey Industries, Inc.	60,016	1,491,998
Southwest Gas Corp.	41,033	2,413,971
WGL Holdings, Inc.	43,588	2,911,243
		20,645,422
Independent Power and Renewable Electricity Producers - 0.5%
Abengoa Yield PLC (b)	42,940	727,833
Atlantic Power Corp. (b)	107,239	201,327
Dynegy, Inc. (a)	107,428	1,271,948
NRG Yield, Inc.:
Class A (b)	29,329	363,680
Class C (b)	55,721	737,746
Ormat Technologies, Inc.	32,427	1,147,916
Pattern Energy Group, Inc. (b)	48,776	924,305
Talen Energy Corp. (a)	72,959	521,657
TerraForm Global, Inc. (a)	37,705	159,492
Vivint Solar, Inc. (a)(b)	18,186	150,944
		6,206,848
Multi-Utilities - 0.5%
Avista Corp.	54,496	2,017,987
Black Hills Corp. (b)	44,841	2,209,764
NorthWestern Energy Corp.	41,180	2,299,491
		6,527,242
Water Utilities - 0.3%
American States Water Co.	33,053	1,500,606
Artesian Resources Corp. Class A	6,886	208,715
California Water Service Group	41,814	1,049,113
Connecticut Water Service, Inc.	9,707	416,722
Consolidated Water Co., Inc.	13,795	160,436
Middlesex Water Co.	14,394	417,426
SJW Corp.	13,858	451,771
York Water Co.	11,255	300,171
		4,504,960

TOTAL UTILITIES		56,808,887

TOTAL COMMON STOCKS
(Cost $1,459,599,009)		1,335,233,289
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.2% 2/4/16 to 3/31/16 (c)
(Cost $1,999,686)	2,000,000	1,999,500
	Shares	Value

Money Market Funds - 22.6%
Fidelity Cash Central Fund, 0.38% (d)	19,476,119	$19,476,119
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	284,805,874	284,805,874
TOTAL MONEY MARKET FUNDS
(Cost $304,281,993)		304,281,993
TOTAL INVESTMENT PORTFOLIO - 121.9%
(Cost $1,765,880,688)		1,641,514,782
NET OTHER ASSETS (LIABILITIES) - (21.9)%		(294,679,400)
NET ASSETS - 100%		$1,346,835,382

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
134 ICE Russell 2000 Index Contracts (United States)	March 2016	13,820,760	$418,833

The face value of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,278,532.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,993
Fidelity Securities Lending Cash Central Fund	2,969,717
Total	$3,000,710

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$185,600,195	$185,600,195	$--	$--
Consumer Staples	47,620,922	47,620,922	--	--
Energy	33,832,441	33,832,441	--	--
Financials	352,076,387	352,076,387	--	--
Health Care	192,953,807	192,602,718	--	351,089
Industrials	164,968,591	164,968,591	--	--
Information Technology	241,693,267	241,651,459	--	41,808
Materials	47,714,936	47,714,936	--	--
Telecommunication Services	11,963,856	11,889,036	--	74,820
Utilities	56,808,887	56,808,887	--	--
U.S. Government and Government Agency Obligations	1,999,500	--	1,999,500	--
Money Market Funds	304,281,993	304,281,993	--	--
Total Investments in Securities:	$1,641,514,782	$1,639,047,565	$1,999,500	$467,717
Derivative Instruments:
Assets
Futures Contracts	$418,833	$418,833	$--	$--
Total Assets	$418,833	$418,833	$--	$--
Total Derivative Instruments:	$418,833	$418,833	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $1,771,294,116. Net unrealized depreciation aggregated $129,779,334, of which $169,716,207 related to appreciated investment securities and $299,495,541 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2016